UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Total Market Index Fund

Portfolio of Investments   April 30, 2006(unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (96.9%)
	Advertising/Marketing Services (0.3%)
588	Arbitron Inc.*	$20,968
502	ADVO, Inc.	14,227
841	Aquantive Inc.	21,075
804	Catalina Marketing Corp.	19,039
4,443	Gemstar-TV Guide International, Inc.*	14,706
684	Getty Images, Inc.*	43,783
1,066	Harris Interactive Inc.*	5,149
910	Harte-Hanks Inc.	24,843
1,015	infoUSA, Inc.	11,338
5,728	Interpublic Group of Companies, Inc. (The)*	54,874
1,133	Lamar Advertising Co. (Class A)*	62,304
636	Nautilus Group, Inc.	10,430
171	Netratings, Inc.*	2,216
2,387	Omnicom Group, Inc.	214,854
830	R.H. Donnelley Corp.*	46,588
743	Valassis Communications, Inc.*	21,748
1,448	ValueClick, Inc.*	24,399
		612,541
	Aerospace & Defense (1.4%)
620	AAR Corp.*	16,542
1,287	Aeroflex Inc.*	16,229
485	Alliant Techsystems, Inc.*	38,795
540	Armor Holdings, Inc.*	32,978
458	Aviall, Inc.*	17,267
9,586	Boeing Co.	799,952
481	Cubic Corp.	11,058
710	Curtiss-Wright Corp.	23,529
642	DRS Technologies, Inc.	35,650
385	EDO Corp.	10,060
500	ESCO Technologies Inc.*	25,350
409	Esterline Corp.*	18,127
981	FLIR Systems, Inc.*	23,985
854	GenCorp Inc.*	16,687
4,510	General Dynamics Corp.	295,946
1,625	Goodrich Corp.	72,312
1,587	L-3 Communications Holdings, Inc.	129,658
4,610	Lockheed Martin Corp.	349,899
573	Moog Inc. (Class A)*	21,459
4,391	Northrop Grumman Corp.	293,758
924	Orbital Sciences Corp. ©*	14,461
1,774	Precision Castparts Corp.	111,726
5,940	Raytheon Co.	262,964
2,164	Rockwell Collins, Inc.	123,781
97	Sequa Corp. (Class A)*	8,245
490	Teledyne Technologies Inc.*	17,841
309	Triumph Group, Inc.*	14,542
		2,802,801
	Agricultural Commodities/Milling (0.2%)
7,961	Archer-Daniels-Midland Co.	289,303

1,485	Bunge Ltd.	79,225
1,062	Corn Products International, Inc.	29,736
664	Delta & Pine Land Co.	19,641
		417,905
	Air Freight/Couriers (0.7%)
2,277	C.H. Robinson Worldwide, Inc.	100,985
774	Con-way Inc.	43,127
610	EGL, Inc.*	28,499
1,420	Expeditors International of Washington, Inc.	121,566
3,721	FedEx Corp.	428,399
624	Forward Air Corp.	25,066
613	Pacer International, Inc.	21,020
8,403	United Parcel Service, Inc. (Class B)	681,231
600	UTI Worldwide Inc.	18,714
		1,468,607
	Airlines (0.2%)
1,497	AirTran Holdings, Inc.*	20,928
520	Alaska Air Group, Inc.*	19,739
2,171	AMR Corp.*	53,493
1,070	Continental Airlines, Inc. (Class B)*	27,863
625	ExpressJet Holdings, Inc.*	3,500
678	Frontier Airlines Holdings	4,597
2,282	JetBlue Airways Corp.*	23,413
615	Mesa Air Group, Inc.*	6,476
837	SkyWest, Inc.	19,728
9,702	Southwest Airlines Co.	157,366
1,000	UAL CORP	36,010
277	US Airways Group Inc.*	11,983
		385,096
	Alternative Power Generation (0.0%)
1,551	Covanta Holding Corp.	25,871
1,190	Plug Power Inc.*	7,140
		33,011
	Aluminum (0.2%)
11,597	Alcoa, Inc.	391,747

	Apparel/Footwear (0.4%)
522	Brown Shoe Co., Inc.	19,852
1,833	Cintas Corp.	76,949
5,085	Coach, Inc.*	167,907
269	Columbia Sportswear Co.*	13,689
766	Finish Line, Inc. (Class A)	12,624
255	Guess ? Inc.*	10,106
1,588	Jones Apparel Group, Inc.	54,548
640	Kellwood Co.	20,506
158	Kenneth Cole Productions, Inc. (Class A)	4,030
337	K-Swiss, Inc. (Class A)	9,665
1,497	Liz Claiborne, Inc.	58,458
2,313	Nike, Inc. (Class B)	189,296
314	Oxford Industries, Inc.	13,722
592	Phillips-Van Heusen Corp.	23,798
769	Polo Ralph Lauren Corp.	46,694
1,693	Quiksilver, Inc.	23,143
761	Russell Corp.	13,774
770	Stride Rite Corp.	10,788
776	Timberland Co. (Class A)	26,423
1,156	V.F. Corp.	70,736

943	Wolverine World Wide, Inc.	23,424
		890,132
	Apparel/Footwear Retail (0.6%)
1,125	Abercrombie & Fitch Co. (Class A)	68,321
799	Aeropostale*	24,537
1,752	American Eagle Outfitters, Inc.*	56,765
1,069	AnnTaylor Stores Corp.*	39,906
295	bebe stores, inc.	5,216
142	Buckle (The), Inc.	6,070
594	Cato Corp. (The) (Class A)	13,442
1,717	Charming Shoppes, Inc.*	23,609
2,415	Chico’s FAS, Inc.*	89,500
320	Children’s Place Retail Stores, Inc. (The)*	19,770
715	Christopher & Banks Corp.	18,890
595	Dress Barn, Inc.*	15,047
2,181	Foot Locker, Inc.	50,555
8,499	Gap, Inc. (The)	153,747
575	Gymboree Corp. (The)*	17,296
946	Hot Topic, Inc.*	14,029
4,537	Limited Brands, Inc.	116,329
816	Men’s Wearhouse, Inc. (The)*	28,919
3,128	Nordstrom, Inc.	119,896
1,100	Pacific Sunwear of California, Inc.*	25,630
975	Payless ShoeSource, Inc.*	22,396
1,958	Ross Stores, Inc.	59,993
553	Stage Stores, Inc.	17,287
437	Stein Mart, Inc.	6,905
421	Talbot’s, Inc. (The)	9,986
6,392	TJX Companies, Inc. (The)	154,239
558	Too, Inc.*	21,438
1,586	Urban Outfitters, Inc.*	36,795
		1,236,513
	Auto Parts: O.E.M. (0.3%)
726	American Axle & Manufacturing Holdings, Inc.	12,785
1,327	ArvinMeritor, Inc.	22,068
768	BorgWarner, Inc.	46,641
2,019	Eaton Corp.	154,756
2,285	Gentex Corp.	33,498
2,506	Johnson Controls, Inc.	204,364
984	Lear Corp.	23,203
796	MascoTech, Inc. (Escrow) (a)	0
531	Modine Manufacturing Co.	15,404
125	Proliance International Inc.*	625
226	Sauer-Danfoss, Inc.	5,311
356	Superior Industries International, Inc.	6,700
2,129	Visteon Corp.*	12,519
		537,874
	Automotive Aftermarket (0.1%)
213	Bandag, Inc.	8,546
440	Barnes Group, Inc.	19,831
729	CLARCOR Inc.	25,515
1,030	Cooper Tire & Rubber Co.	13,081
2,569	Goodyear Tire & Rubber Co. (The)*	35,966
		102,939
	Beverages: Alcoholic (0.3%)
10,332	Anheuser-Busch Companies, Inc.	460,601
754	Brown-Forman Corp. (Class B)	56,173

2,573	Constellation Brands Inc. (Class A)*	63,553
944	Molson Coors Brewing Co. (Class B)	69,724
		650,051
	Beverages: Non-Alcoholic (0.7%)
29,090	Coca-Cola Co. (The)	1,220,616
3,247	Coca-Cola Enterprises Inc.	63,414
1,793	Pepsi Bottling Group, Inc. (The)	57,555
987	PepsiAmericas, Inc.	23,313
		1,364,898
	Biotechnology (1.8%)
618	Adolor Corp.*	14,535
940	Affymetrix, Inc.*	26,931
426	Alexion Pharmaceuticals, Inc.*	14,480
1,286	Alkermes, Inc.*	27,610
16,413	Amgen Inc.*	1,111,160
1,289	Amylin Pharmaceuticals, Inc.*	56,136
771	Antigenics Inc.*	1,596
1,200	Applera Corp. - Celera Genomics Group*	14,388
887	ARIAD Pharmaceuticals, Inc.*	5,189
4,492	Biogen Idec Inc.*	201,466
1,390	BioMarin Pharmaceutical, Inc.*	17,097
1,679	Bruker BioSciences Corp.*	9,822
4,606	Celgene Corp.*	194,189
767	Cell Genesys, Inc.*	5,216
782	Cephalon, Inc.*	51,346
963	Charles River Laboratories International, Inc.*	45,502
563	Ciphergen Biosystem, Inc.*	884
778	Cubist Pharmaceuticals, Inc.*	17,637
689	CV Therapeutics, Inc.*	13,677
859	Dendreon Corp.*	3,496
823	Discovery Laboratories, Inc.*	2,395
834	Diversa Corp.*	8,782
857	Enzo Biochem, Inc.*	10,524
1,101	Enzon Pharmaceuticals, Inc.*	9,358
1,389	Exelixis, Inc.*	14,946
6,165	Genentech, Inc.*	491,412
670	Gen-Probe Inc.*	35,825
1,542	Genta Inc.*	2,714
3,397	Genzyme Corp.*	207,761
647	Geron Corp.*	4,853
6,089	Gilead Sciences, Inc.*	350,118
2,167	Human Genome Sciences, Inc.*	24,725
832	ICOS Corp.*	18,246
970	ImClone Systems, Inc.*	35,017
974	Immunomedics, Inc.*	2,961
1,404	Incyte Corp.*	5,855
713	InterMune Inc.*	11,401
671	Invitrogen Corp.*	44,293
1,222	Lexicon Genetics Inc.*	6,415
532	Martek Biosciences Corp.*	15,800
677	Maxygen Inc.*	5,626
1,513	Medarex, Inc.*	18,171
736	Medicines Company (The)*	14,146
3,265	MedImmune, Inc.*	102,750
1,174	MGI Pharma, Inc.*	21,930
4,162	Millennium Pharmaceuticals, Inc.*	37,791
726	Millipore Corp.*	53,564

527	Myriad Genetics, Inc.*	13,507
899	Nabi Biopharmaceuticals	5,718
533	Neurocrine Biosciences, Inc.*	30,573
862	NPS Pharmaceuticals, Inc.*	7,387
569	Onyx Pharmaceuticals, Inc.*	13,286
805	OSI Pharmaceuticals Inc.*	21,389
1,553	PDL Biopharrma Inc.*	44,695
1,018	Regeneron Pharmaceuticals, Inc.*	14,781
864	SciClone Pharmaceuticals, Inc.*	2,583
690	SuperGen, Inc.*	3,740
396	Tanox, Inc.*	6,372
486	Techne Corp.*	27,537
700	Telik, Inc.*	12,873
456	Trimeris, Inc.*	5,125
1,233	Vertex Pharmaceuticals Inc.*	44,844
1,595	XOMA Ltd.*	2,967
660	ZymoGenetics, Inc.*	13,510
		3,660,623
	Broadcasting (0.3%)
430	Citadel Broadcasting Corp.	4,046
6,551	Clear Channel Communications, Inc.	186,900
966	Cox Radio, Inc. (Class A)*	12,471
1,046	Cumulus Media, Inc. (Class A)*	11,046
521	Emmis Communications Corp. (Class A)	6,408
644	Entercom Communications Corp.*	17,047
904	Entravision Communications Corp. (Class A)*	7,576
168	Fisher Communications, Inc.*	7,273
855	Gray Television, Inc.	6,489
502	Hearst-Argyle Television, Inc.	11,556
567	Lin TV Corp. (Class A)*	5,012
1,445	Radio One, Inc. (Class A)*	10,346
350	Salem Communications Corp.*	5,348
1,191	Sinclair Broadcast Group, Inc. (Class A)*	9,349
15,924	Sirius Satellite Radio Inc.*	74,524
721	Spanish Broadcasting System, Inc. (Class A)*	3,648
3,211	Univision Communications, Inc. (Class A)*	114,601
1,349	Westwood One, Inc.	13,018
2,971	XM Satellite Radio Holdings Inc. (Class A)*	60,074
		566,732
	Building Products (0.2%)
2,316	American Standard Companies, Inc.	100,815
577	Griffon Corp.*	15,389
781	Lennox International Inc.	25,484
5,815	Masco Corp.	185,499
661	Simpson Manufacturing Co., Inc.	26,433
345	Watsco, Inc.	21,890
		375,510
	Cable/Satellite TV (0.8%)
2,468	Cablevision Systems New York Group (Class A)*	50,026
5,974	Charter Communications, Inc. (Class A)*	7,049
27,411	Comcast Corp. (Class A)*	848,370
12,166	DIRECTV Group, Inc. (The)*	207,795
2,813	EchoStar Communications Corp. (Class A)*	86,922
6,302	Liberty Global Inc. (Class A)*	130,514
37,246	Liberty Media Corp. (Class A)*	311,004
1,011	Mediacom Communications Corp.*	6,946
		1,648,626

	Casino/Gaming (0.5%)
434	Ameristar Casinos, Inc.	10,681
569	Aztar Corp.*	27,027
1,124	BALLY TECHNOLOGIES INC	20,120
676	Boyd Gaming Corp.	33,678
258	Churchill Downs Inc.	9,760
1,629	GTECH Holdings Corp.	55,647
2,460	Harrah’s Entertainment, Inc.	200,834
4,475	International Game Technology	169,737
272	Isle of Capri Casinos, Inc.*	8,486
357	Kerzner International Ltd. (Bahamas)*	27,896
1,644	Las Vegas Sands Corp.*	106,548
1,658	MGM Mirage*	74,444
512	Multimedia Games, Inc.*	7,060
912	Penn National Gaming, Inc.*	37,137
730	Shuffle Master, Inc.*	26,973
707	Station Casinos, Inc.	54,496
933	Wynn Resorts, Ltd.*	71,011
		941,535
	Catalog/Specialty Distribution (0.0%)
902	Insight Enterprises, Inc.*	17,833
701	Valuevision Media Inc. (Class A)*	8,762
		26,595
	Chemicals: Agricultural (0.2%)
3,520	Monsanto Co.	293,568
657	Scotts Miracle - Gro Company (The) (Class A)	29,079
1,810	The Mosaic Company*	27,150
		349,797
	Chemicals: Major Diversified (0.7%)
797	Cabot Corp.	28,692
12,834	Dow Chemical Co. (The)	521,189
12,233	Du Pont (E.I.) de Nemours & Co.	539,475
1,134	Eastman Chemical Co.	61,633
1,620	Engelhard Corp.	62,224
1,655	Hercules Inc.*	23,518
1,958	Rohm & Haas Co.	99,075
		1,335,806
	Chemicals: Specialty (0.5%)
2,780	Air Products & Chemicals, Inc.	190,486
947	Airgas, Inc.	38,306
490	Albemarle Corp.	23,432
439	Arch Chemicals, Inc.	12,933
967	Ashland Inc.	63,648
669	Cambrex Corp.	13,567
3,417	Chemtura Corp.	41,687
538	Cytec Industries, Inc.	32,533
505	FMC Corp.	32,098
689	Georgia Gulf Corp.	20,436
114	Kronos Worldwide, Inc.	3,454
999	Lubrizol Corp. (The)	43,566
3,030	Lyondell Chemical Co.	73,023
133	NL Industries, Inc.	1,752
554	OM Group, Inc.*	15,867
1,784	Polyone Corp.*	15,842
4,312	Praxair, Inc.	242,033
576	Schulman (A.), Inc.	13,789
721	Sensient Technologies Corp.	14,817

764	Sigma-Aldrich Corp.	52,418
288	Tronox Inc. (Class B)	4,982
214	Valhi, Inc.	4,261
		954,930
	Coal (0.2%)
834	Arch Coal, Inc.	79,222
1,266	CONSOL Energy, Inc.	107,813
1,111	Massey Energy Co.	42,940
3,428	Peabody Energy Corp.	218,912
		448,887
	Commercial Printing/Forms (0.1%)
409	Banta Corp.	20,687
659	Bowne & Co., Inc.	10,353
721	Deluxe Corp.	17,189
2,891	Donnelley (R.R.) & Sons Co.	97,398
447	Harland (John H.) Co.	18,528
552	Standard Register Co.	7,535
		171,690
	Computer Communications (1.1%)
5,227	3Com Corp.*	28,174
3,081	Adaptec, Inc.*	17,038
6,109	Avaya Inc.*	73,308
909	Avocent Corp.*	24,488
4,992	Brocade Communications Systems, Inc.*	30,751
81,848	Cisco Systems, Inc.*	1,714,716
528	Echelon Corp.*	4,404
1,187	Emulex Corp.*	21,544
2,962	Extreme Networks, Inc.*	13,447
526	F5 Networks, Inc.*	30,803
901	FalconStor Software, Inc.*	6,766
4,152	Finisar Corp.*	19,514
1,913	Foundry Networks, Inc.*	27,184
539	Ixia*	6,091
7,247	Juniper Networks, Inc.*	133,925
2,550	McDATA Corp. (Class A)*	12,316
2,040	MRV Communications, Inc.*	7,772
552	NETGEAR, Inc.*	12,392
2,326	QLogic Corp.*	48,404
		2,233,037
	Computer Peripherals (0.5%)
1,023	Advanced Digital Information Corp.*	8,685
608	Avid Technology, Inc.*	23,438
809	Dot Hill Systems Corp.*	3,681
768	Electronics for Imaging, Inc.*	21,089
31,790	EMC Corp.*	429,483
453	Imation Corp.	19,026
1,603	Lexmark International, Inc. (Class A)*	78,066
3,548	Maxtor Corp.*	34,345
4,868	Network Appliance, Inc.*	180,457
3,304	Quantum Corp. - DLT & Storage Systems*	11,300
257	SafeNet, Inc.*	5,163
6,106	Seagate Technology (Escrow) (a)*	0
5,551	Seagate Technology (Cayman Islands)*	147,435
417	Sonic Solutions*	7,389
2,906	Western Digital Corp.*	61,142
1,016	Zebra Technologies Corp. (Class A)*	40,325
		1,071,024

	Computer Processing Hardware (1.5%)
11,330	Apple Computer, Inc.*	797,519
1,353	Cray, Inc.*	2,246
27,578	Dell, Inc.*	722,543
4,168	Gateway, Inc.*	9,169
37,512	Hewlett-Packard Co.	1,218,015
2,497	NCR Corp.*	98,382
1,238	Palm, Inc.*	27,979
45,291	Sun Microsystems, Inc.*	226,455
		3,102,308
	Construction Materials (0.2%)
553	AMCOL International Corp.	15,937
685	Eagle Materials Inc.	45,381
381	ElkCorp.	11,601
746	Florida Rock Industries, Inc.	46,528
428	La farge North America, Inc.	36,508
587	Martin Marietta Materials, Inc.	62,316
412	Texas Industries, Inc.	23,360
392	Trex Co., Inc.*	11,713
472	USG Corp.*	50,490
1,196	Vulcan Materials Co.	101,612
		405,446
	Consumer Sundries (0.0%)
1,133	American Greetings Corp. (Class A)	25,515
597	Blyth Industries, Inc.	12,268
351	Central Garden & Pet Co.*	17,290
507	Oakley, Inc.	9,207
896	Yankee Candle Co., Inc. (The)	27,005
		91,285
	Containers/Packaging (0.3%)
466	Aptargroup, Inc.	24,423
1,286	Ball Corp.	51,414
1,466	Bemis Company, Inc.	46,120
543	Caraustar Industries, Inc.*	5,381
2,225	Crown Holdings, Inc.*	35,667
240	Greif, Inc.	15,547
644	Myers Industries, Inc.	11,399
1,951	Owens-Illinois, Inc.*	35,664
1,101	Packaging Corp. of America	24,750
1,955	Pactiv Corp.*	47,585
681	Rock-Tenn Co. (Class A)	10,807
1,126	Sealed Air Corp.	60,635
370	Silgan Holdings, Inc.	14,367
3,436	Smurfit-Stone Container Corp.*	44,496
1,316	Sonoco Products Co.	41,217
1,542	Temple-Inland Inc.	71,610
		541,082
	Contract Drilling (0.7%)
792	Diamond Offshore Drilling, Inc.	71,890
1,977	ENSCO International Inc.	105,750
3,194	GlobalSantaFe Corp.	195,505
2,738	Grey Wolf, Inc.*	21,356
644	Helmerich & Payne, Inc.	46,845
4,230	Nabors Industries, Ltd. (Bermuda)*	157,906
1,736	Noble Corp. (Cayman Islands)	137,040
2,329	Patterson-UTI Energy, Inc.*	75,366
2,068	Pride International, Inc.*	72,153

1,462	Rowan Companies, Inc.	64,810
869	Todco (Class A)	39,861
4,379	Transocean Inc. (Cayman Islands)*	355,006
		1,343,488
	Data Processing Services (0.9%)
1,073	Acxiom Corp.	27,812
1,612	Affiliated Computer Services, Inc. (Class A)*	89,885
997	Alliance Data Systems Corp.*	54,835
7,667	Automatic Data Processing, Inc.	337,961
1,723	BISYS Group, Inc. (The)*	27,465
2,070	Ceridian Corp.*	50,156
1,019	CheckFree Corp.*	54,894
2,451	Computer Sciences Corp.*	143,506
2,074	Convergys Corp.*	40,381
787	CSG Systems International, Inc.*	19,895
884	DST Systems, Inc.*	54,384
914	eFunds Corp.*	23,526
524	Euronet Services, Inc.*	18,728
873	Fidelity National Information	33,174
10,160	First Data Corp.	484,530
2,569	Fiserv, Inc.*	115,811
1,109	Global Payments Inc.	52,600
643	Hewitt Associates, Inc.*	18,641
319	iPayment Holdings, Inc.*	13,797
4,473	Paychex, Inc.	180,664
672	Total System Services, Inc.	13,460
792	Tyler Technologies, Inc.*	8,736
		1,864,841
	Department Stores (0.4%)
981	Dillard’s, Inc. (Class A)	25,584
3,474	Federated Department Stores, Inc.	270,451
4,072	Kohl’s Corp.*	227,380
2,716	Penney (J.C.) Co., Inc.	177,789
1,805	Saks, Inc.*	36,353
		737,557
	Discount Stores (1.4%)
786	99 Cents Only Stores*	9,377
1,855	Big Lots, Inc.*	26,805
999	BJ’s Wholesale Club, Inc.*	30,589
6,278	Costco Wholesale Corp.	341,712
3,935	Dollar General Corp.	68,705
1,597	Dollar Tree Stores, Inc.*	41,634
1,948	Family Dollar Stores, Inc.	48,700
628	Fred’s, Inc.	8,911
1,346	Sears Holdings Corp.*	193,407
10,669	Target Corp.	566,524
34,345	Wal-Mart Stores, Inc.	1,546,555
		2,882,919
	Drugstore Chains (0.5%)
10,772	CVS Corp.	320,144
591	Longs Drug Stores Corp.	28,019
6,389	Rite Aid Corp.*	28,751
13,458	Walgreen Co.	564,294
		941,208
	Electric Utilities (2.7%)
8,704	AES Corp. (The)*	147,707
2,118	Allegheny Energy, Inc.*	75,464

425	Allete Inc.	19,877
1,567	Alliant Energy, Inc.	50,081
2,654	Ameren Corp.	133,682
5,221	American Electric Power Co., Inc.	174,695
3,762	Aquila, Inc.*	16,289
796	Avista Corp.	16,724
533	Black Hills Corp.	19,401
3,684	CenterPoint Energy, Inc.	44,282
308	CH Energy Group, Inc.	14,562
812	Cleco Corp.	18,270
3,007	CMS Energy Corp.*	40,053
3,279	Consolidated Edison, Inc.	141,390
2,368	Constellation Energy Group, Inc.	130,051
4,621	Dominion Resources, Inc.	345,974
1,629	DPL, Inc.	44,260
2,341	DTE Energy Co.	95,466
15,464	DUKE ENERGY CORP	450,312
1,259	Duquesne Light Holdings Co.	21,365
3,961	Edison International	160,064
822	El Paso Electric Co.*	16,235
445	Empire District Electric Co. (The)	10,124
2,052	Energy East Corp.	49,576
2,777	Entergy Corp.	194,223
8,917	Exelon Corp.	481,518
4,376	FirstEnergy Corp.	221,907
4,812	FPL Group, Inc.	190,555
1,068	Great Plains Energy Inc.	30,171
1,153	Hawaiian Electric Industries, Inc.	30,981
720	IDACORP, Inc.	24,516
350	MGE Energy Inc.	11,165
4,000	Mirant Corp.*	98,240
2,078	Northeast Utilities	41,872
1,124	NRG Energy, Inc.*	53,491
1,431	NSTAR	39,567
1,318	OGE Energy Corp.	39,751
422	Otter Tail Power Co.	12,597
2,504	Pepco Holdings, Inc.	57,792
4,592	PG&E Corp.	182,945
1,328	Pinnacle West Capital Corp.	53,253
980	PNM Resources Inc.	24,804
5,054	PPL Corp.	146,768
3,306	Progress Energy, Inc.	141,497
3,219	Public Service Enterprise Group, Inc.	201,831
1,663	Puget Energy, Inc.	34,541
4,048	Reliant Energy, Inc.*	45,945
1,397	SCANA Corp.	54,679
1,683	Sierra Pacific Resources*	23,764
9,878	Southern Co. (The)	318,368
2,682	TECO Energy, Inc.	42,858
6,031	TXU Corp.	299,319
228	UIL Holdings Corp.	12,665
655	UniSource Energy Corp.	19,814
1,227	Westar Energy, Inc.	25,693
1,578	Wisconsin Energy Corp.	61,621
634	WPS Resources Corp.	31,694
5,331	Xcel Energy, Inc.	100,436
		5,586,745

	Electrical Products (0.5%)
700	Acuity Brands, Inc.	28,896
2,424	American Power Conversion Corp.	53,910
527	Baldor Electric Co.	17,496
933	Belden CDT Inc.	29,203
499	C&D Technologies, Inc.	4,022
1,188	Cooper Industries Ltd. (Class A) (Bermuda)	108,643
5,463	Emerson Electric Co.	464,082
936	Energizer Holdings, Inc.*	47,876
507	Energy Conversion Devices, Inc.*	25,355
273	Franklin Electric Co., Inc.	15,924
399	Genlyte Group Inc. (The)*	27,495
366	Greatbatch, Inc.	8,967
844	Hubbell, Inc. (Class B)*	43,593
426	Littelfuse, Inc.*	13,756
1,719	Molex Inc.	63,809
1,998	Power-One, Inc.*	14,086
634	Spectrum Brands, Inc.*	10,493
864	Thomas & Betts Corp.*	49,205
		1,026,811
	Electronic Components (0.4%)
1,183	Amphenol Corp. (Class A)	68,377
928	AVX Corp.	16,518
1,086	Benchmark Electronics, Inc.*	29,648
1,089	Cree, Inc.*	32,474
675	CTS Corp.	9,524
428	Hutchinson Technology Inc.*	10,174
2,338	Jabil Circuit, Inc.*	91,159
1,686	Kemet Corp.*	18,226
1,357	Kopin Corp.*	7,545
2,034	MEMC Electronic Materials, Inc.*	82,580
696	Methode Electronics, Inc.	6,821
1,020	OmniVision Technologies, Inc.*	29,662
386	Park Electrochemical Corp.	11,954
830	Plexus Corp.*	36,155
2,448	SanDisk Corp.*	156,256
7,476	Sanmina-SCI Corp.*	38,800
13,192	Solectron Corp.*	52,768
126	SUPERCONDUCTOR TECHNOLOGIES INC	563
607	Technitrol, Inc.	15,199
783	TTM Technologies, Inc.*	12,732
307	Vicor Corp.	6,333
2,420	Vishay Intertechnology, Inc.*	37,800
		771,268
	Electronic Distributors (0.1%)
519	Anixter International, Inc.	26,386
1,590	Arrow Electronics, Inc.*	57,558
1,767	Avnet, Inc.*	46,207
852	CDW Corp.	50,711
1,837	Ingram Micro Inc. (Class A)*	33,782
2,328	Safeguard Scientifics, Inc.*	6,006
239	ScanSource, Inc.*	14,961
850	Tech Data Corp.*	31,212
		266,823
	Electronic Equipment/Instruments (0.5%)
5,537	Agilent Technologies, Inc.*	212,732
640	Checkpoint Systems, Inc.*	16,864

588	Coherent, Inc.*	21,762
1,029	Diebold, Inc.	43,784
375	Dionex Corp.*	22,545
267	DTS, Inc.*	5,009
1,680	Identix Inc.*	12,449
682	Intermec Inc.	18,066
400	Itron, Inc.*	26,820
21,404	JDS Uniphase Corp.*	74,700
508	Kronos, Inc.*	23,185
1,479	Lexar Media, Inc.*	14,405
413	Mercury Computer Systems, Inc.*	7,872
757	National Instruments Corp.	23,974
605	Newport Corp.*	11,616
762	Paxar Corp.*	16,642
2,096	Rockwell Automation, Inc.	151,876
525	SeaChange International, Inc.*	3,533
3,555	Symbol Technologies, Inc.	37,861
1,212	Tektronix, Inc.	42,808
2,102	Thermo Electron Corp.*	81,011
12,680	Xerox Corp.*	178,027
		1,047,541
	Electronic Production Equipment (0.6%)
630	Advanced Energy Industries, Inc.*	9,885
1,502	Amkor Technology, Inc.*	18,159
21,575	Applied Materials, Inc.	387,271
766	Asyst Technologies, Inc.*	7,783
560	ATMI, Inc.*	15,904
1,931	Axcelis Technologies, Inc.*	11,374
1,290	Brooks Automation Inc.*	17,441
3,708	Cadence Design Systems, Inc.*	70,192
685	Cognex Corp.	18,255
414	Cohu, Inc.	7,945
1,232	Credence Systems Corp.*	8,735
499	Cymer, Inc.*	25,793
544	Electro Scientific Industries, Inc.*	10,896
1,787	Entegris Inc.*	18,192
427	FEI Co.*	9,283
477	FormFactor Inc.*	19,886
2,689	KLA-Tencor Corp.	129,502
977	Kulicke & Soffa Industries, Inc.*	8,852
1,851	Lam Research Corp.*	90,477
967	LTX Corp.*	5,493
878	Mattson Technology, Inc.*	10,088
1,557	Mentor Graphics Corp.*	20,443
588	MKS Instruments, Inc.*	14,036
1,957	Novellus Systems, Inc.*	48,338
316	Photon Dynamics, Inc.*	6,020
525	Photronics, Inc.*	9,434
2,022	Synopsys, Inc.*	44,140
2,604	Teradyne, Inc.*	43,903
736	Tessera Technologies, Inc.*	23,604
446	Ultratech Stepper, Inc.*	8,759
783	Varian Semiconductor Equipment Associates, Inc.*	25,643
670	Veeco Instruments, Inc.*	16,047
		1,161,773
	Electronics/Appliance Stores (0.2%)
5,285	Best Buy Co., Inc.	299,448

683	Blockbuster, Inc. (Class A)	3,210
2,413	Circuit City Stores - Circuit City Group	69,374
658	Movie Gallery, Inc.	1,711
1,967	RadioShack Corp.*	33,439
		407,182
	Electronics/Appliances (0.2%)
3,789	Eastman Kodak Co.*	102,151
781	Harman International Industries, Inc.	68,720
551	Helen of Troy Ltd.*	11,384
1,057	Whirlpool Corp.	94,866
		277,121
	Engineering & Construction (0.2%)
931	Dycom Industries, Inc.*	20,398
484	EMCOR Group, Inc.*	24,224
1,168	Fluor Corp.	108,519
600	Foster Wheeler Ltd. (Bermuda)	26,736
531	Granite Construction Inc.	24,617
516	Insituform Technologies, Inc. (Class A)*	13,148
724	Jacobs Engineering Group, Inc.*	59,875
846	McDermott International, Inc.*	51,437
1,631	Quanta Services, Inc.*	26,455
1,037	Shaw Group Inc. (The)*	31,732
636	URS Corp.*	27,393
		414,534
	Environmental Services (0.2%)
3,052	Allied Waste Industries, Inc.*	43,216
1,575	Newpark Resources, Inc.*	10,490
1,638	Republic Services, Inc.	72,088
1,043	Tetra Tech, Inc.*	20,265
665	Waste Connections, Inc.*	25,603
7,338	Waste Management, Inc.	274,881
		446,543
	Finance/Rental/Leasing (1.3%)
144	Amerco*	15,039
1,716	AmeriCredit Corp.*	51,960
124	Bay View Capital Corp.	2,480
3,983	Capital One Financial Corp.	345,087
1,510	CapitalSource, Inc.	35,485
504	Cash American International, Inc.	16,572
806	CharterMac L.P.	15,540
2,656	CIT Group, Inc.	143,451
299	CompuCredit Corp.*	11,945
7,907	Countrywide Financial Corp.	321,499
483	Dollar Thrifty Automotive Group, Inc.*	23,512
1,678	Doral Financial Corp. (Puerto Rico)	13,273
12,871	Fannie Mae	651,273
543	Financial Federal Corp.	15,421
9,183	Freddie Mac	560,714
959	Fremont General Corp.	21,328
601	GATX Corp.	28,127
880	IndyMac Bancorp, Inc.	42,522
506	NCO Group, Inc.*	10,854
1,307	Ocwen Financial Corp.*	14,442
700	PHH Corp.	19,516
939	Ryder System, Inc.	48,969
5,549	SLM Corp.	293,431
71	Student Loan Corp. (The)	14,786

947	United Rentals, Inc.*	33,779
		2,751,005
	Financial Conglomerates (3.6%)
14,684	American Express Co.	790,146
67,271	Citigroup, Inc.	3,360,186
2,000	Conseco Inc.*	50,500
46,790	JPMorgan Chase & Co.	2,123,330
1,082	Leucadia National Corp.	65,732
468	National Financial Partners Corp.	24,336
3,701	Principal Financial Group, Inc.*	189,898
6,742	Prudential Financial, Inc.*	526,752
4,349	State Street Corp.	284,077
25	Wesco Financial Corp.	9,788
		7,424,745
	Financial Publishing/Services (0.4%)
365	Advent Software, Inc.*	12,848
949	Dun & Bradstreet Corp.*	73,092
1,797	Equifax, Inc.	69,256
553	FactSet Research Systems Inc.	24,409
632	Interactive Data Corp.*	14,075
4,981	McGraw-Hill Companies, Inc. (The)	277,242
3,299	Moody’s Corp.	204,571
959	SEI Investments Co.	41,179
21	Value Line, Inc.	866
		717,538
	Food Distributors (0.2%)
583	Performance Food Group Co.*	17,898
8,248	SYSCO Corp.	246,533
539	United Natural Foods, Inc.*	17,232
		281,663
	Food Retail (0.3%)
4,618	Albertson’s, Inc.	116,974
771	Casey’s General Stores, Inc.	16,492
9,691	Kroger Co.*	196,340
624	Ruddick Corp.	14,483
5,935	Safeway Inc.	149,147
1,838	Supervalu, Inc.	53,320
137	Weis Markets, Inc.	5,687
1,782	Whole Foods Market, Inc.	109,379
584	Wild Oats Markets, Inc.*	10,033
		671,855
	Food: Major Diversified (1.2%)
3,358	Campbell Soup Co.	107,926
6,900	ConAgra Foods Inc.	156,492
2,859	Del Monte Foods Co.*	33,336
4,721	General Mills, Inc.	232,934
4,650	Heinz (H.J.) Co.	193,021
3,151	Kellogg Co.	145,923
3,372	Kraft Foods Inc. (Class A)	105,341
22,087	PepsiCo, Inc.	1,286,347
10,496	Sara Lee Corp.	187,564
525	TreeHouse Foods, Inc.*	13,755
		2,462,639
	Food: Meat/Fish/Dairy (0.1%)
1,790	Dean Foods Co.*	70,902
1,088	Hormel Foods Corp.	36,513
537	Pilgrim’s Pride Corp. (Class B)	14,032

379	Sanderson Farms, Inc.	10,047
1,276	Smithfield Foods, Inc.*	34,324
3,192	Tyson Foods, Inc. (Class A)	46,603
		212,421
	Food: Specialty/Candy (0.2%)
340	American Italian Pasta Co. (Class A)	2,825
779	Chiquita Brands International, Inc.	12,635
104	Farmer Brothers Co.	2,267
807	Flowers Foods Inc.	22,669
448	Fresh Del Monte Produce, Inc.	8,427
490	Hain Celestial Group, Inc.*	13,181
2,314	Hershey Co. (The)	123,429
454	Lancaster Colony Corp.	18,637
567	Lance, Inc.	14,464
1,614	McCormick & Co., Inc. (Non-Voting)	56,216
995	NBTY, Inc.*	22,537
543	Ralcorp Holdings, Inc.*	20,243
806	Smucker (J.M.) Co.	31,644
442	Tootsie Roll Industries, Inc.	12,928
795	Topps Co., Inc. (The)	7,004
2,379	Wrigley (Wm.) Jr. Co.	111,979
595	WRIGLEY WM JR CO. CL. B	28,013
		509,098
	Forest Products (0.2%)
1,401	Louisiana-Pacific Corp.	38,640
346	Universal Forest Products, Inc.	25,870
3,009	Weyerhaeuser Co.	212,044
		276,554
	Gas Distributors (0.5%)
1,069	AGL Resources, Inc.	37,821
1,187	Atmos Energy Corp.	31,503
4,638	Dynegy, Inc. (Class A)*	23,051
927	Energen Corp.	32,695
1,551	Equitable Resources, Inc.	55,076
2,435	KeySpan Corp.	98,325
372	Laclede Group, Inc. (The)	12,685
1,492	MDU Resources Group, Inc.	54,831
1,158	National Fuel Gas Co.	38,504
531	New Jersey Resources Corp.	23,507
632	Nicor Inc.	25,034
3,570	NiSource, Inc.	75,363
502	Northwest Natural Gas Co.	17,339
1,308	ONEOK, Inc.	43,177
679	Peoples Energy Corp.	24,668
1,033	Piedmont Natural Gas Co., Inc.	25,339
1,087	Questar Corp.	87,014
2,999	Sempra Energy	138,014
490	South Jersey Industries, Inc.	13,024
1,512	Southern Union Co.*	39,191
642	Southwest Gas Corp.	17,796
1,488	UGI Corp.	33,331
1,113	Vectren Corp.	29,739
698	WGL Holdings Inc.	20,535
		997,562
	Home Building (0.4%)
573	Beazer Homes USA Inc.	33,022
219	Brookfield Homes Corp.	10,205

132	Cavco Industries, Inc.*	5,940
1,713	Centex Corp.	95,243
1,119	Champion Enterprises, Inc.*	17,076
3,607	D.R. Horton, Inc.	108,282
502	Hovnanian Enterprises, Inc.*	19,965
1,065	KB Home	65,572
1,829	Lennar Corp. (Class A)	100,467
291	Levitt Corp. (Class A)	5,692
472	M.D.C. Holdings, Inc.	27,272
188	M/I Homes, Inc.	8,116
360	Meritage Homes Corp.*	23,609
77	NVR, Inc.*	58,135
446	Palm Harbor Homes, Inc.*	9,660
2,839	Pulte Homes, Inc.	106,037
694	Ryland Group, Inc. (The)	43,798
974	Standard Pacific Corp.	30,886
261	Technical Olympic USA, Inc.	5,481
1,458	Toll Brothers, Inc.*	46,875
632	WCI Communities, Inc.*	16,198
77	William Lyon Homes, Inc.*	7,704
		845,235
	Home Furnishings (0.2%)
631	Ethan Allen Interiors, Inc.	28,326
816	Furniture Brands International, Inc.	18,768
639	Jarden Corp.*	21,726
864	La-Z-Boy, Inc.	13,236
2,559	Leggett & Platt, Inc.	67,890
265	Libbey, Inc.	3,641
690	Mohawk Industries, Inc.*	55,269
3,635	Newell Rubbermaid, Inc.	99,672
646	Select Comfort Corp.*	25,814
		334,342
	Home Improvement Chains (0.9%)
1,890	Fastenal Co.	88,471
28,247	Home Depot, Inc. (The)	1,127,903
9,330	Lowe’s Companies, Inc.	588,256
1,539	Sherwin-Williams Co.	78,397
		1,883,027
	Hospital/Nursing Management (0.3%)
475	Amsurg Corp.*	12,131
1,176	Community Health Systems Inc.*	42,618
5,637	HCA, Inc.	247,408
3,114	Health Management Associates, Inc. (Class A)	64,491
751	LifePoint Hospitals, Inc.*	23,807
1,030	Manor Care, Inc.	45,166
600	Psychiatric Solutions, Inc.	19,836
732	Sunrise Senior Living, Inc.*	27,230
6,227	Tenet Healthcare Corp.*	51,809
1,126	Triad Hospitals, Inc.*	46,391
581	United Surgical Partners International Inc.*	19,179
748	Universal Health Services, Inc. (Class B)	37,991
		638,057
	Hotels/Resorts/Cruiselines (0.5%)
5,684	Carnival Corp. (Panama)	266,125
511	Choice Hotels International, Inc.	27,354
567	Gaylord Entertainment Co.*	25,090
4,805	Hilton Hotels Corp.	129,447

576	Marcus Corp. (The)	10,385
2,477	Marriott International, Inc. (Class A)	180,994
1,975	Royal Caribbean Cruises Ltd. (Liberia)	82,535
2,954	Starwood Hotels & Resorts	169,501
542	Vail Resorts, Inc.*	20,379
		911,810
	Household/Personal Care (1.9%)
1,100	Alberto-Culver Co.	49,467
6,095	Avon Products, Inc.	198,758
930	Church & Dwight Co., Inc.	34,103
1,958	Clorox Co. (The)	125,664
6,889	Colgate-Palmolive Co.*	407,278
1,689	Estee Lauder Companies, Inc. (The) (Class A)	62,696
1,174	International Flavors & Fragrances, Inc.	41,477
6,212	Kimberly-Clark Corp.	363,588
911	Nu Skin Enterprises, Inc. (Class A)	15,050
523	Playtex Products, Inc.*	5,863
43,737	Procter & Gamble Co. (The)	2,545,931
		3,849,875
	Industrial Conglomerates (4.1%)
9,206	3M Co.	786,469
3,380	Danaher Corp.	216,692
141,031	General Electric Co.**	4,878,262
10,249	Honeywell International, Inc.	435,583
4,389	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	192,019
2,504	ITT Industries, Inc.	140,800
1,015	SPX Corp.	55,571
1,475	Textron, Inc.	132,676
26,900	Tyco International Ltd. (Bermuda)	708,815
12,569	United Technologies Corp.	789,459
489	Walter Industries, Inc.	32,435
		8,368,781
	Industrial Machinery (0.4%)
358	Actuant Corp. (Class A)	22,894
793	Flowserve Corp.*	45,613
769	FuelCell Energy, Inc.*	10,097
1,011	Graco Inc.	47,264
668	IDEX Corp.	33,934
3,294	Illinois Tool Works Inc.	338,294
534	Kennametal Inc.	33,028
518	Lincoln Electric Holdings, Inc.	28,392
467	Nordson Corp.	24,961
1,551	Parker Hannifin Corp.	125,709
489	Regal-Beloit Corp.	22,817
1,154	Roper Industries, Inc.	54,769
377	Tecumseh Products Co. (Class A)	8,652
532	Watts Water Technologies, Inc.	18,200
462	Woodward Governor Co.	15,823
		830,447
	Industrial Specialties (0.3%)
719	Buckeye Technologies Inc.*	5,788
407	Cabot Microelectronics Corp.*	13,313
1,070	Donaldson Co., Inc.	35,567
2,479	Ecolab Inc.	93,706
689	Ferro Corp.	13,284
460	Fuller (H.B.) Co.	24,058
1,306	GrafTech International Ltd.*	8,828

543	Headwaters Inc.*	18,288
1,013	KFx Inc.*	18,285
417	MacDermid, Inc.	14,303
478	Mine Safety Appliances Co.	19,980
331	Minerals Technologies, Inc.	18,940
2,333	PPG Industries, Inc.	156,591
315	Rogers Corp.*	19,435
1,664	RPM International, Inc.	30,618
651	Spartech Corp.	15,383
611	Symyx Technologies, Inc.*	17,811
1,383	Valspar Corp. (The)	39,139
325	WD-40 Co.	10,215
		573,532
	Information Technology Services (1.4%)
7,542	Accenture Ltd. (Class A) (Bermuda)	219,246
488	Anteon International Corp.*	26,669
2,787	BearingPoint, Inc.*	25,863
288	Black Box Corp.	13,513
413	CACI International Inc. (Class A)*	25,829
1,236	CIBER, Inc.*	8,467
2,371	Citrix Systems, Inc.*	94,650
1,851	Cognizant Technology Solutions Corp. (Class A)*	117,742
6,935	Electronic Data Systems Corp.	187,800
857	Epicor Software Corp.*	10,395
1,094	Henry (Jack) & Associates, Inc.	24,560
454	Intergraph Corp.*	19,985
21,003	International Business Machines Corp.	1,729,387
557	JDA Software Group, Inc.*	7,609
932	Keane, Inc.*	13,178
8,896	Level 3 Communications, Inc.*	48,038
320	ManTech International Corp. (Class A)*	10,570
543	MICROS Systems, Inc.*	22,697
1,521	Perot Systems Corp. (Class A)*	22,937
639	QAD, Inc.	4,856
927	Reynolds & Reynolds Co. (The) (Class A)	27,569
1,240	RSA Security, Inc.*	25,966
1,318	Sapient Corp.*	10,320
275	SRA International, Inc. (Class A)*	8,806
120	Syntel, Inc.	2,585
4,964	Unisys Corp.*	30,975
282	Verint Systems Inc.*	9,148
1,558	Wind River Systems, Inc.*	17,777
		2,767,137
	Insurance Brokers/Services (0.3%)
3,561	AON Corp.	149,242
1,541	Brown & Brown, Inc.	48,125
1,198	ChoicePoint, Inc.*	52,748
948	Crawford & Co. (Class B)	5,726
1,360	Gallagher (Arthur J.) & Co.	37,318
521	Hilb, Rogal & Hobbs Co.	21,298
6,971	Marsh & McLennan Companies, Inc.	213,801
		528,258
	Integrated Oil (4.2%)
1,109	Amerada Hess Corp.	158,886
29,960	Chevron Corp.	1,828,159
1,091	Cimarex Energy Co.*	46,858
20,493	ConocoPhillips	1,370,982

81,177	Exxon Mobil Corp.	5,120,645
2,358	Murphy Oil Corp.	118,324
		8,643,854
	Internet Retail (0.2%)
3,937	Amazon.com, Inc.*	138,622
1,364	Drugstore.com, Inc.*	4,829
736	Gamestop Corp (Class A)*	34,739
3,252	IAC/InterActiveCorp*	93,885
436	Netflix Inc.*	12,923
		284,998
	Internet Software/Services (1.1%)
1,002	Agile Software Corp.*	6,984
1,968	Akamai Technologies, Inc.*	66,302
1,012	Ariba, Inc.*	9,351
5,288	BEA Systems, Inc.*	70,066
1,827	Borland Software Corp.*	9,318
9,125	CMGI Inc.*	13,140
1,948	CNET Networks, Inc.*	20,999
638	Digital Insight Corp.*	22,005
600	Digital River, Inc.*	26,124
1,146	Digitas Inc.*	16,170
2,116	Earthlink, Inc.*	19,234
2,617	Google, Inc. (Class A)*	1,093,749
282	GSI Commerce, Inc.*	4,932
4,035	Internap Network Services Corp.*	5,286
619	Internet Security Systems, Inc.*	13,890
447	J2 Global Communications, Inc.*	21,943
897	Lionbridge Technologies, Inc.*	7,373
237	MicroStrategy Inc. (Class A)*	22,216
1,137	NIC Inc.*	6,993
1,181	Openwave Systems, Inc.*	21,978
620	Packeteer, Inc.*	8,097
698	Progress Software Corp.*	19,258
1,811	RealNetworks, Inc.*	18,146
1,369	S1 Corp.*	7,078
627	Secure Computing Corp.*	6,740
1,321	SonicWALL, Inc.*	11,215
670	Supportsoft, Inc.*	3,062
1,194	United Online, Inc.*	15,391
3,344	VeriSign, Inc.*	78,651
685	Vignette Corporation*	10,857
520	WebEx Communications, Inc.*	18,382
1,016	webMethods, Inc.*	9,723
658	Websense, Inc.*	16,358
17,692	Yahoo!, Inc.*	579,944
		2,280,955
	Investment Banks/Brokers (2.1%)
2,958	Ameriprise Financial, Inc.	145,060
1,482	Bear Stearns Companies, Inc. (The)	211,200
377	Chicago Mercantile Exchange Holdings, Inc	172,666
5,412	E*TRADE Group, Inc.*	134,651
960	Edwards (A.G.), Inc.	50,726
590	eSPEED, Inc (Class A)*	4,761
4,973	Goldman Sachs Group, Inc. (The)	797,122
589	Investment Technology Group, Inc.*	31,211
721	Jefferies Group, Inc.	47,910
1,413	Knight Capital Group, Inc.*	23,682

1,355	LaBranche & Co., Inc.*	19,146
237	Ladenburg Thalmann Finl Svcs Inc*	277
3,596	Lehman Brothers Holdings Inc.	543,535
12,028	Merrill Lynch & Co., Inc.	917,255
13,457	Morgan Stanley	865,285
868	Nasdaq Stock Market Inc.*	32,481
1,330	Raymond James Financial, Inc.	40,366
14,065	Schwab (Charles) Corp. (The)	251,764
4,103	TD AmeriTrade Holding Corp.	76,152
802	Tradestation Group Inc.*	12,784
		4,378,034
	Investment Managers (0.5%)
422	Affiliated Managers Group, Inc.*	42,749
362	Alliancebernstein Holding LP	23,331
144	BlackRock, Inc. (Class A)	21,822
1,852	Eaton Vance Corp. (Non-Voting)	52,726
1,304	Federated Investors, Inc. (Class B)	45,770
2,255	Franklin Resources, Inc.	209,986
871	Investors Financial Services Corp.	41,686
3,061	Janus Capital Group, Inc.*	59,567
1,574	Legg Mason, Inc.	186,487
5,560	Mellon Financial Corp.	209,223
879	Nuveen Investments (Class A)	42,297
1,699	Price (T.) Rowe Group, Inc.	143,039
1,184	Waddell & Reed Financial, Inc. (Class A)	27,848
		1,106,531
	Investment Trusts/Mutual Funds (0.0%)
344	BP Prudhoe Bay Royalty Trust	25,077
28	Cross Timbers Royalty Trust	1,307
601	Hugoton Royalty Trust	16,611
		42,995
	Life/Health Insurance (0.7%)
6,686	AFLAC, Inc.	317,852
181	American National Insurance Co.	21,584
573	AmerUs Group Co.	33,606
779	Citizens, Inc.*	4,129
523	Delphi Financial Group, Inc. (Class A)	27,400
222	FBL Financial Group, Inc. (Class A)	7,470
5,974	Genworth Financial Inc. (Class A)	198,337
175	Great American Financial Resources, Inc.	3,738
67	Kansas City Life Insurance Co.	3,340
4,012	Lincoln National Corp.	233,017
5,561	MetLife, Inc.*	289,728
65	National Western Life Insurance Co. (Class A)	15,080
1,479	Phoenix Companies Ltd.	22,466
573	Presidential Life Corp.	14,124
922	Protective Life Corp.	46,469
515	Reinsurance Group of America, Inc.	24,772
732	StanCorp Financial Group, Inc.	36,117
1,389	Torchmark Corp.	83,493
514	Universal American Financial Corp.*	7,576
3,938	UnumProvident Corp.	79,981
		1,470,279
	Major Banks (4.1%)
62,070	Bank of America Corp.	3,098,534
10,331	Bank of New York Co., Inc. (The)	363,135
7,211	BB&T Corp.	309,640

2,171	Comerica, Inc.	123,465
3,120	Huntington Bancshares, Inc.	75,348
5,414	KeyCorp	206,923
7,451	National City Corp.	274,942
3,850	PNC Financial Services Group	275,160
3,209	Popular, Inc.	66,362
6,145	Regions Financial Corp.	224,354
4,797	SunTrust Banks, Inc.	370,952
1,544	TD Banknorth, Inc.	45,841
746	UnionBanCal Corp.	52,287
21,667	Wachovia Corp.	1,296,770
22,236	Wells Fargo & Co.	1,527,391
		8,311,104
	Major Telecommunications (2.4%)
5,044	ALLTEL Corp.	324,682
52,218	AT&T Inc.	1,368,634
24,358	BellSouth Corp.	822,813
3,950	Cincinnati Bell Inc.*	16,590
2,900	NTL INC	79,692
1,276	Primus Telecommunications Group, Inc.*	1,040
39,002	Sprint Nextel Corp.	967,250
38,944	Verizon Communications Inc.	1,286,320
		4,867,021
	Managed Health Care (1.3%)
7,606	Aetna, Inc.*	292,831
798	AMERIGROUP Corp.*	20,612
5,981	Caremark Rx, Inc.*	272,435
766	Centene Corp.*	19,679
1,673	CIGNA Corp.	179,011
2,129	Coventry Health Care, Inc.*	105,747
1,542	Health Net Inc.*	62,759
2,107	Humana, Inc.*	95,194
800	Sierra Health Services, Inc.*	31,368
18,122	UnitedHealth Group Inc.	901,388
8,724	WellPoint Inc.*	619,404
		2,600,428
	Marine Shipping (0.1%)
603	Alexander & Baldwin, Inc.	30,072
627	General Maritime Corp.	20,829
321	Kirby Corp.*	23,658
998	OMI Corp. (Class A)	19,241
391	Overseas Shipholding Group, Inc.	19,092
600	Teekay Shipping Corp.	23,082
733	Tidewater, Inc.	42,690
		178,664
	Media Conglomerates (1.5%)
9,105	CBS Corp. (Class B)	231,904
3,701	Discovery Holding Company (Class A)*	55,145
25,609	Disney (Walt) Co. (The)	716,028
31,367	News Corp Inc. (Class A)	538,258
61,828	Time Warner, Inc.	1,075,807
9,105	Viacom, Inc. (Class B)*	362,652
		2,979,794
	Medical Distributors (0.4%)
2,792	AmerisourceBergen Corp.	120,475
5,611	Cardinal Health, Inc.	377,901
1,135	Henry Schein, Inc.*	52,914

3,689	McKesson Corp.	179,248
649	Owens & Minor, Inc.	20,684
1,571	Patterson Companies, Inc.*	51,183
484	PolyMedica Industries, Inc.	19,994
1,307	PSS World Medical, Inc.*	23,578
		845,977
	Medical Specialties (2.0%)
916	Advanced Medical Optics, Inc.*	42,686
1,228	Align Technology, Inc.*	10,794
1,027	American Medical System Holdings, Inc.*	22,810
181	Analogic Corp.	11,419
2,437	Applera Corp. - Applied Biosystems Group	70,283
394	Arrow International, Inc.	12,305
403	ArthroCare Corp.*	18,268
1,392	Bard (C.R.), Inc.	103,648
679	Bausch & Lomb, Inc.	33,237
8,240	Baxter International, Inc.	310,648
862	Beckman Coulter, Inc.	44,272
3,171	Becton, Dickinson & Co.	199,900
3,116	Biomet, Inc.*	115,853
31	Bio-Rad Laboratories, Inc. (Class A)*	2,028
272	Biosite Diagnostics Inc.*	15,341
556	Bioveris Corp.*	2,052
15,199	Boston Scientific Corp.*	353,223
639	CONMED Corp.*	13,936
584	Cooper Companies, Inc. (The)	32,015
435	Cyberonics Inc.*	10,088
1,532	Cytyc Corp.*	39,602
1,181	Dade Behring Holdings, Inc.	46,059
288	Datascope Corp.	11,128
948	DENTSPLY International, Inc.	56,567
374	Diagnostic Products Corp.	21,692
362	Digene Corp.*	14,954
827	Edwards Lifesciences Corp.*	36,752
1,647	Fisher Scientific International, Inc.*	116,196
470	Haemonetics Corp.*	25,615
836	Hillenbrand Industries, Inc.	42,937
600	Hologic, Inc.	28,602
2,172	Hospira, Inc.*	83,731
493	IDEXX Laboratories, Inc.*	41,022
852	Immucor, Inc.*	24,751
296	Integra LifeSciences Holding, Inc.*	12,420
726	Intermagnetics General Corp.*	15,769
521	Intuitive Surgical, Inc.*	66,167
494	Invacare Corp.	15,141
699	Kinetic Concepts, Inc.*	30,518
721	KV Pharmaceutical Co. (Class A)*	15,559
457	Kyphon Inc.*	18,988
16,082	Medtronic, Inc.	806,030
510	Mentor Corp.	22,098
499	Merit Medical Systems, Inc.*	5,833
1,300	Nektar Therapeutics*	27,963
752	OraSure Technologies, Inc.*	8,069
1,623	Pall Corp.	48,982
355	Penwest Pharmaceuticals Co.*	7,107
2,661	Peregrine Pharmaceuticals, Inc.*	3,699
1,765	PerkinElmer, Inc.	37,842

1,053	ResMed, Inc.*	45,437
1,034	Respironics, Inc.*	37,865
4,874	St. Jude Medical, Inc.*	192,425
986	STERIS Corp.	22,698
3,689	Stryker Corp.	161,394
378	SurModics, Inc.*	13,442
540	Sybron Dental Specialties, Inc.*	25,402
691	Thoratec Corp.*	12,445
1,777	Varian Medical Systems, Inc.*	93,079
517	Ventana Medical Systems, Inc.*	25,178
586	Viasys Healthcare, Inc.*	17,041
99	Vital Signs, Inc.	4,920
1,488	Waters Corp.*	67,436
566	West Pharmaceutical Services, Inc.	20,161
422	Wright Medical Group, Inc.*	9,904
3,239	Zimmer Holdings, Inc.*	203,733
		4,109,159
	Medical/Nursing Services (0.1%)
880	Apria Healthcare Group, Inc.	19,272
1,320	DaVita, Inc.	74,263
489	HEALTHWAYS INC	23,990
1,265	Hooper Holmes, Inc.	3,732
438	Kindred Healthcare, Inc.*	10,626
1,370	Lincare Holdings, Inc.*	54,156
720	Pediatrix Medical Group, Inc.*	36,446
1,175	VCA Antech, Inc.*	36,531
		259,016
	Metal Fabrications (0.1%)
818	Commercial Metals Co.	44,499
608	Harsco Corp.	50,677
504	Kaydon Corp.	21,642
669	Mueller Industries, Inc.	25,342
1,213	Timken Co. (The)	42,334
		184,494
	Miscellaneous Commercial Services (0.3%)
771	ABM Industries Inc.	13,261
1,315	Adesa Inc.	33,546
1,610	ARAMARK Corp. (Class B)	45,257
496	Bright Horizons Family Solutions, Inc.*	19,701
858	CBIZ, Inc.*	7,156
959	Copart, Inc.*	25,749
544	Corporate Executive Board Co. (The)	58,279
596	Corrections Corporation of America*	26,748
312	Costar Group, Inc.*	17,612
673	DiamondCluster International, Inc. (Class A)*	6,959
686	FTI Consulting, Inc.*	19,716
366	G & K Services, Inc. (Class A)	14,995
419	Global Imaging Systems, Inc.*	15,650
1,935	IKON Office Solutions, Inc.	25,542
1,475	Iron Mountain Inc.*	57,673
654	Laureate Education Inc.*	32,759
304	MAXIMUS, Inc.	10,591
849	Navigant Consulting, Inc.*	17,897
489	ProQuest Co.*	7,677
1,783	Sabre Holdings Corp. (Class A)	41,169
316	SOURCECORP, Inc.*	7,815
278	StarTek, Inc.	6,347

634	TeleTech Holdings, Inc.*	8,141
783	The Brink’s Co.	39,776
235	Vertrue Incorporated*	9,675
428	Viad Corp.	14,068
1,044	Wireless Facilities, Inc.*	4,562
		588,321
	Miscellaneous Manufacturing (0.2%)
975	Ametek, Inc.	48,038
604	Brady (W.H.) Co. (Class A)	21,726
456	Carlisle Companies, Inc.	38,532
736	Crane Co.	31,096
2,692	Dover Corp.	133,927
1,463	Jacuzzi Brands, Inc.*	14,294
1,385	Pentair, Inc.	53,018
382	Smith (A.O.) Corp.	18,114
465	Teleflex Inc.	30,337
743	Tredegar Corp.	11,933
253	Valmont Industries, Inc.	13,599
561	Varian, Inc.*	24,274
		438,888
	Motor Vehicles (0.2%)
23,882	Ford Motor Co.	165,980
5,616	General Motors Corp.	128,494
3,626	Harley-Davidson, Inc.	184,346
		478,820
	Movies/Entertainment (0.1%)
765	Cedar Fair, L.P.	21,535
241	Crown Media Holdings, Inc. (Class A)*	945
497	International Speedway Corp. (Class A)	24,447
743	Pixar, Inc.*	47,767
654	Regal Entertainment Group (Class A)*	13,747
1,012	Six Flags, Inc.	9,320
244	Speedway Motorsports, Inc.	9,292
1,332	TiVo Inc.*	11,056
		138,109
	Multi-Line Insurance (1.4%)
30,310	American International Group, Inc.	1,977,727
1,645	Axis Capital Holdings Ltd.	49,054
652	CNA Financial Corp.*	20,955
4,043	Hartford Financial Services Group, Inc. (The)	371,673
1,534	HCC Insurance Holdings, Inc.	51,374
688	Horace Mann Educators Corp.	11,978
1,638	Loews Corp.	173,874
827	Nationwide Financial Services, Inc. (Class A)	36,289
700	PartnerRe Ltd.	43,785
1,672	Safeco Corp.	86,777
653	Unitrin, Inc.	31,899
393	Zenith National Insurance Corp.	17,339
		2,872,724
	Office Equipment/Supplies (0.2%)
1,284	Avery Dennison Corp.	80,250
640	HNI Corp.	33,843
588	Kimball International, Inc. (Class B)	8,967
1,044	Miller (HERMAN), Inc.	32,145
3,072	Pitney Bowes, Inc.	128,563
855	Steelcase, Inc. (Class A)	16,006
		299,774

	Oil & Gas Pipelines (0.4%)
480	Buckeye Partners, L.P.	20,770
8,767	El Paso Corp.	113,182
222	Enbridge Energy Management, LLC*	9,719
3,379	Enterprise Products Partners L.P.	83,596
702	Kinder Morgan Management, LLC*	30,030
1,484	Kinder Morgan, Inc.	130,622
802	Magellan Midstream Parners, L.P.	27,236
762	Plains All American Pipeline, L.P.	33,261
323	TC Pipelines, L.P.	10,869
1,004	TEPPCO Partners, L.P.	38,212
462	Valero L.P.	24,560
843	Western Gas Resources, Inc.	43,836
7,609	Williams Companies, Inc. (The)	166,865
		732,758
	Oil & Gas Production (1.6%)
3,017	Anadarko Petroleum Corp.	316,242
4,352	Apache Corp.	309,166
297	Berry Petroleum Co. (Class A)	21,889
683	Cabot Oil & Gas Corp.	33,645
691	Cheniere Energy Inc.*	29,609
4,574	Chesapeake Energy Corp.	144,904
625	Comstock Resources Inc.*	19,425
1,540	Denbury Resources Inc.*	50,204
5,574	Devon Energy Corp.	335,053
647	Encore Acquisition Co.*	19,824
626	Energy Partners, Ltd.*	16,145
3,212	EOG Resources, Inc.	225,579
768	Forest Oil Corp.*	28,086
405	Houston Exploration Co. (The)*	22,648
805	Kcs Energy Inc*	23,627
1,431	Kerr-McGee Corp.	142,900
621	MARINER ENERGY INC	12,078
1,713	Newfield Exploration Co.*	76,400
2,322	Noble Energy, Inc.	104,444
5,671	Occidental Petroleum Corp.	582,639
264	Penn Virginia Corp.	19,082
1,709	Pioneer Natural Resources Co.*	73,179
1,104	Plains Exploration & Production Co.*	40,704
782	Pogo Producing Co.	38,858
810	Quicksilver Resources Inc.*	33,566
1,739	Range Resources Corp.	46,136
351	Remington Oil & Gas Corp.*	15,307
2,248	Southwestern Energy Co.*	80,973
826	St. Mary Land & Exploration Co.	34,824
413	Stone Energy Corp.*	19,452
535	Swift Energy Co.*	22,663
2,039	Ultra Petroleum Corp. (Canada)*	130,414
565	Unit Corp.*	32,629
500	Whiting Petroleum Corp.*	21,125
4,610	XTO Energy Inc.	195,234
		3,318,653
	Oil Refining/Marketing (0.6%)
767	Frontier Oil Corp.	46,427
305	Holly Corp.	23,537
4,857	Marathon Oil Corp.	385,452
1,817	Sunoco, Inc.	147,250

881	Tesoro Corp.	61,600
8,193	Valero Energy Corp.	530,415
		1,194,681
	Oilfield Services/Equipment (1.6%)
4,538	Baker Hughes Inc.	366,807
4,274	BJ Services Co.	162,626
440	BRISTOW GROUP INC	15,787
316	CARBO Ceramics, Inc.	18,306
1,508	Cooper Cameron Corp.*	75,762
992	FMC Technologies, Inc.*	54,143
1,263	Global Industries Ltd.*	20,044
1,709	Grant Prideco, Inc.*	87,501
6,819	Halliburton Co.	532,905
1,509	Hanover Compressor Co.*	30,421
1,012	Helix Energy Solutions Group I	39,286
319	Hydril Co.*	25,571
376	Lone Star Technologies, Inc.*	19,932
610	Maverick Tube Corp.*	33,196
2,325	National OilwellVarco, Inc.*	160,355
405	Oceaneering International, Inc.*	24,717
562	Oil States International Inc.*	22,688
15,680	Schlumberger Ltd. (Netherlands Antilles)	1,084,115
366	SEACOR Holdings, Inc.*	32,373
2,824	Smith International, Inc.	119,258
1,077	Superior Energy Services, Inc.*	34,626
633	TETRA Technologies, Inc.*	31,144
332	Universal Compression Holdings, Inc.*	18,559
505	Veritas DGC Inc.*	24,200
4,592	Weatherford International Ltd. (Bermuda)*	243,055
389	W-H Energy Services Inc.*	19,547
		3,296,924
	Other Consumer Services (0.7%)
778	Alderwoods Group, Inc.*	14,829
1,914	Apollo Group, Inc. (Class A)*	104,581
724	Autobytel Inc.*	3,294
3,951	Block (H.&R.), Inc.	90,201
1,300	Career Education Corp.*	47,931
13,622	Cendant Corp.	237,431
705	Central Parking Corp.	10,751
1,836	Corinthian Colleges, Inc.*	27,338
986	DeVry, Inc.*	25,498
13,878	eBay, Inc.*	477,542
951	Education Management Corp.*	40,379
3,570	Expedia, Inc.*	66,581
452	First Marblehead Corp. (The)	21,741
331	HealthExtras, Inc.*	9,619
2,610	HomeStore, Inc.*	16,025
636	ITT Educational Services, Inc.*	40,418
1,297	MoneyGram International, Inc.	43,968
339	Pre-Paid Legal Services, Inc.*	11,458
396	Priceline.com Inc.	9,678
107	Renaissance Learning, Inc.	1,667
621	Rollins, Inc.	12,575
4,541	Service Corp. International	36,555
3,964	ServiceMaster Co. (The)	47,727
758	Sotheby’s Holdings, Inc. (Class A)*	22,732
2,045	Stewart Enterprises, Inc. (Class A)	11,861

199	Strayer Education, Inc.	20,694
531	Weight Watchers International, Inc.*	26,205
		1,479,279
	Other Consumer Specialties (0.1%)
1,939	Fortune Brands, Inc.	155,702
690	Fossil, Inc.*	11,219
518	Matthews International Corp. (Class A)	18,026
335	RC2 Corp.*	13,246
449	Russ Berrie & Co., Inc.	5,949
		204,142
	Other Metals/Minerals (0.2%)
2,143	Hecla Mining Co.*	13,865
1,293	Olin Corp.	26,571
2,654	Phelps Dodge Corp.	228,748
454	Southern Copper Corp.	44,969
1,385	USEC Inc.	17,590
		331,743
	Other Transportation (0.0%)
1,438	Laidlaw International Inc.	35,591

	Packaged Software (2.6%)
7,995	Adobe Systems, Inc.*	313,404
480	Altiris, Inc.*	10,272
588	ANSYS, Inc.*	33,193
3,115	Autodesk, Inc.*	130,955
2,903	BMC Software, Inc.*	62,531
6,216	CA Inc.	157,638
5,058	Compuware Corp.*	38,845
947	Fair Isaac Corp.	35,143
681	Filenet Corp.*	18,945
856	Hyperion Solutions Corp.*	26,211
1,422	Informatica Corp.*	21,856
2,235	Intuit Inc.*	121,070
796	Macrovision Corp.*	18,228
745	Magma Design Automation, Inc.*	5,647
611	Manhattan Associates, Inc.*	13,265
1,371	Manugistics Group, Inc.*	3,332
2,230	McAfee Inc.*	58,181
122,141	Microsoft Corp.	2,949,705
1,152	NAVTEQ Corp*	47,831
1,315	NetIQ Corp.*	15,780
5,100	Novell, Inc.*	41,922
1,927	Nuance Communications Inc.*	24,723
54,465	Oracle Corp.*	794,644
1,538	Parametric Technology Corp.*	22,978
919	Quest Software, Inc.*	15,816
2,210	Red Hat, Inc.*	64,952
1,117	Salesforce.com Inc.*	39,151
1,287	Sybase, Inc.*	28,018
13,873	Symantec Corp.*	227,240
2,846	TIBCO Software, Inc.*	24,533
696	Transaction Systems Architects, Inc. (Class A)*	27,798
198	Ulticom, Inc.*	1,986
		5,395,793
	Personnel Services (0.2%)
739	AMN Healthcare Services, Inc.*	14,204
380	CDI Corp.	10,773

485	Gentiva Health Services, Inc.*	8,216
405	Kelly Services, Inc. (Class A)	11,206
732	Korn/Ferry International*	15,372
785	Labor Ready, Inc.*	20,748
1,120	Manpower, Inc.	72,968
1,490	Monster Worldwide, Inc.*	85,526
1,730	MPS Group, Inc.*	27,611
876	Resources Connection Inc.*	23,564
2,300	Robert Half International, Inc.	97,221
1,163	Spherion Corp.*	12,305
		399,714
	Pharmaceuticals: Generic Drugs (0.1%)
320	ABRAXIS BIOSCIENCE INC	9,997
667	Alpharma Inc. (Class A)	17,509
1,282	Andrx Group*	29,883
1,298	Barr Pharmaceuticals Inc.*	78,594
2,938	Mylan Laboratories, Inc.	64,166
706	Par Pharmaceutical Cos Inc.*	18,180
1,312	Valeant Pharmaceuticals International	23,485
1,395	Watson Pharmaceuticals, Inc.*	39,674
		281,488
	Pharmaceuticals: Major (4.5%)
20,460	Abbott Laboratories	874,460
25,984	Bristol-Myers Squibb Co.	659,474
39,540	Johnson & Johnson	2,317,439
12,858	Lilly (Eli) & Co.	680,445
29,296	Merck & Co., Inc.	1,008,368
98,871	Pfizer, Inc.	2,504,402
19,615	Schering-Plough Corp.	378,962
17,741	Wyeth	863,454
		9,287,004
	Pharmaceuticals: Other (0.3%)
1,930	Allergan, Inc.	198,250
713	AtheroGenics, Inc.*	10,089
662	Cell Therapeutics, Inc.*	1,211
767	Columbia Laboratories, Inc.*	3,452
730	Connetics Corp.*	11,060
1,496	Endo Pharmaceuticals Holdings, Inc.*	47,049
680	First Horizon Pharmaceutical Corp.*	15,144
4,333	Forest Laboratories, Inc.*	174,967
620	Inspire Pharmaceuticals, Inc.*	3,162
330	Inverness Medical Innovations, Inc.*	8,580
3,267	King Pharmaceuticals, Inc.*	56,813
237	Kos Pharmaceuticals, Inc.*	11,471
780	Medicis Pharmaceutical Corp. (Class A)	25,646
1,732	Perrigo Co.	27,643
554	POZEN Inc.*	8,293
631	Salix Pharmaceuticals, Ltd.*	8,645
1,420	Sepracor, Inc.*	63,389
314	United Therapeutics Corp.*	18,699
		693,563
	Precious Metals (0.3%)
4,027	Coeur D’Alene Mines Corp.*	28,108
2,430	Freeport-McMoRan Copper & Gold, Inc. (Class B)	156,929
1,719	Glamis Gold Ltd. (Canada)*	67,471
1,453	Meridian Gold Inc. (Canada)*	47,223
5,518	Newmont Mining Corp.	322,030

718	Stillwater Mining Co.*	12,184
		633,945
	Property - Casualty Insurers (1.9%)
463	21st Century Insurance Group	7,436
4,171	ACE Ltd. (Cayman Islands)	231,657
715	Alfa Corp.	12,041
90	Alleghany Corp.*	25,671
8,625	Allstate Corp. (The)	487,226
573	American Financial Group, Inc.	25,372
418	Arch Capital Group Ltd.*	25,394
2,202	Berkley (W.R.) Corp.	82,399
14	Berkshire Hathaway, Inc. (Class A)*	1,246,000
5,408	Chubb Corp. (The)	278,728
2,010	Cincinnati Financial Corp.	85,706
438	Commerce Group, Inc. (The)	25,408
848	Endurance Specialty Holdings	26,254
456	Erie Indemnity Co. (Class A)	23,224
857	Everest Re Group, Ltd. (ADR) (Bermuda)	77,987
779	Hanover Insurance Group	41,209
221	Harleysville Group, Inc.	6,630
400	Infinity Property & Casualty Corp.	17,936
378	Mercury General Corp.	20,174
344	Midland Co. (The)	12,267
1,189	Montpelier Re Holdings Ltd.	19,202
226	Odyssey Re Holdings Corp.	5,435
890	Ohio Casualty Corp.	26,389
2,860	Old Republic International Corp.	63,635
621	Philadelphia Consolidated Holding Corp.*	20,574
700	Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)	19,299
612	PMA Capital Corp. (Class A)*	5,985
2,269	Progressive Corp. (The)	246,255
1,006	RenaissanceRe Holdings Ltd. (ADR) (Bermuda)	42,302
364	RLI Corp.	18,054
357	Selective Insurance Group, Inc.	19,871
9,208	St. Paul Travelers Companies, Inc. (The)	405,428
200	State Auto Financial Corp.	7,034
363	Transatlantic Holdings, Inc.	20,854
105	White Mountains Insurance Group, Ltd. (Bermuda)	54,758
2,357	XL Capital Ltd. (Class A) (Cayman Islands)	155,303
		3,889,097
	Publishing: Books/Magazines (0.0%)
635	John Wiley & Sons, Inc. (Class A)	23,266
570	Meredith Corp.	28,272
2,780	PRIMEDIA Inc.*	5,254
1,567	Reader’s Digest Assoc., Inc. (The) (Class A)	21,593
484	Scholastic Corp.*	12,845
		91,230
	Publishing: Newspapers (0.3%)
1,405	Belo Corp. (Series A)	25,754
652	Dow Jones & Co., Inc.	24,104
3,260	Gannett Co., Inc.	179,300
753	Hollinger International, Inc. (Class A)	6,001
724	Journal Register Co.	8,094
864	Knight-Ridder, Inc.	53,568
585	Lee Enterprises, Inc.	18,018
384	McClatchy Co. (The) (Class A)	17,357
381	Media General, Inc. (Class A)	15,651

1,984	New York Times Co. (The) (Class A)	49,183
1,117	Scripps (E.W.) Co. (Class A)	51,471
2,799	Tribune Co.	80,695
85	Triple Crown Media	456
78	Washington Post Co. (The) (Class B)	59,748
		589,400
	Pulp & Paper (0.2%)
798	Bowater, Inc.	21,761
616	Glatfelter (P.H.) Co.	11,532
6,521	International Paper Co.	237,038
997	Longview Fibre Co.	25,982
2,439	MeadWestvaco Corp.	69,536
271	Neenah Paper Inc.	8,696
549	POTLATCH CORP	21,378
288	Schweitzer-Mauduit International, Inc.	6,972
1,156	Wausau Paper Corp.	16,623
		419,518
	Railroads (0.6%)
4,966	Burlington Northern Santa Fe Corp.	394,946
2,966	CSX Corp.	203,141
410	Florida East Coast Industries, Inc.	22,919
1,082	Kansas City Southern Industries, Inc.*	26,293
5,515	Norfolk Southern Corp.	297,810
622	RailAmerica, Inc.*	7,103
3,568	Union Pacific Corp.	325,437
		1,277,649
	Real Estate - Industrial/Office (0.0%)
1,200	Brookfield Properties Corp. (Canada)	38,520

	Real Estate Development (0.1%)
789	CB Richard Ellis Group, Inc. (Class A)*	69,345
919	Forest City Enterprise, Inc. (Class A)	41,484
420	Getty Realty Corp.	11,609
377	Jones Lang LaSalle, Inc.	31,955
971	St. Joe Co. (The)	54,531
144	Tejon Ranch Co.*	6,499
716	Trammell Crow Co.*	27,874
492	W.P. Carey & Co., LLC	13,338
		256,635
	Real Estate Investment Trusts (2.1%)
532	Acadia Realty Trust	12,007
33	Alexander’s, Inc.*	9,215
273	Alexandria Real Estate Equities, Inc.	24,734
1,111	AMB Property Corp.	55,539
1,680	American Financial Trust	19,118
1,757	Annaly Mortgage Management Inc.	23,667
857	Anthracite Capital, Inc.	9,084
657	Anworth Mortgage Asset Corp.	5,302
1,286	Apartment Investment & Management Co. (Class A)	57,471
2,837	Archstone-Smith Trust	138,673
877	Arden Realty, Inc.	39,763
1,005	AvalonBay Communities, Inc.	108,239
323	Bedford Property Investors, Inc.	8,708
1,517	Boston Properties, Inc.	133,906
743	BPP Liquidating Trust	37
1,285	Brandywine Realty Trust	36,378
743	BRE Properties, Inc. (Class A)	40,033

668	Camden Property Trust	45,912
805	CarrAmerica Realty Corp.	36,032
879	CBL & Associates Properties, Inc.	35,151
656	Colonial Properties Trust	32,301
895	Commercial Net Lease Realty	18,840
574	Corporate Office Properties Trust	23,821
643	Cousins Properties, Inc.	20,222
1,456	Crescent Real Estate Equities Co.	29,120
1,474	Developers Diversified Realty Corp.	78,417
1,923	Duke Realty Corp.	68,074
358	EastGroup Properties, Inc.	15,992
393	Entertainment Properties Trust	16,062
828	Equity Inns, Inc.	13,414
437	Equity Lifestyle Properties, Inc.	19,224
5,407	Equity Office Properties Trust	174,646
649	Equity One, Inc.	14,914
3,796	Equity Residential	170,327
306	Essex Property Trust, Inc.	33,385
668	Federal Realty Investment Trust	45,578
753	FelCor Lodging Trust, Inc.	16,302
620	First Industrial Realty Trust, Inc.	24,329
2,376	Friedman, Billings, Ramsey Group, Inc.	25,685
2,995	General Growth Properties, Inc.	140,615
856	Glenborough Realty Trust Inc.	17,933
583	Glimcher Realty Trust	15,041
1,844	Health Care Property Investors, Inc.	50,562
827	Health Care REIT, Inc.	28,780
675	Healthcare Realty Trust, Inc.	25,562
459	Heritage Property Investment Trust	17,727
769	Highwoods Properties, Inc.	24,254
565	Home Properties, Inc.	28,261
876	Hospitality Properties Trust	37,756
6,127	Host Marriott Corp.	128,790
3,010	HRPT Properties Trust	33,050
1,135	Impac Mortgage Holdings, Inc.	10,783
722	Investors Real Estate Trust	6,837
1,529	iStar Financial Inc.	58,500
357	Kilroy Realty Corp.	25,461
2,874	Kimco Realty Corp.	106,712
686	Lexington Corporate Properties Trust	14,790
1,140	Liberty Property Trust	50,958
833	Macerich Co. (The)	60,992
900	Mack-Cali Realty Corp.	40,698
597	Maguire Properties, Inc.	20,274
1,189	MeriStar Hospitality Corp.*	12,413
381	Mid-America Apartment Communities, Inc.	20,193
734	Mills Corp.	23,422
522	National Health Investors, Inc.	12,559
969	Nationwide Health Properties, Inc.	20,853
832	New Century Financial Corp.	42,615
1,498	New Plan Excel Realty Trust	36,926
496	Novastar Financial, Inc.	18,352
532	Pan Pacific Retail Properties, Inc.	35,452
202	Parkway Properties, Inc.	7,999
541	Pennsylvania Real Estate Investment Trust	21,943
2,461	Plum Creek Timber Co., Inc.	89,334
585	Post Properties, Inc.	25,559

3,224	ProLogis	161,909
264	PS Business Parks, Inc. (Class A)	13,715
1,145	Public Storage, Inc.	88,028
486	RAIT Investment Trust	12,578
1,058	Rayonier Inc.	43,547
1,201	Realty Income Corp.	27,227
1,079	Reckson Associates Realty Corp.	43,894
375	Redwood Trust, Inc.	15,926
791	Regency Centers Corp.	49,904
307	Saul Centers, Inc.	12,553
963	Senior Housing Properties Trust	16,535
615	Shurgard Storage Centers, Inc. (Class A)	38,733
2,961	Simon Property Group, Inc.	242,447
595	SL Green Realty Corp.	58,905
261	Sovran Self Storage, Inc.	12,828
359	Sun Communities, Inc.	11,685
404	Tanger Factory Outlet Centers, Inc.	13,243
729	Taubman Centers, Inc.	29,991
1,397	Thornburg Mortgage Asset Corp.	40,387
1,354	Trizec Properties, Inc.	33,877
1,842	United Dominion Realty Trust, Inc.	50,084
1,401	Ventas, Inc.	45,771
1,796	Vornado Realty Trust	171,769
686	Washington Real Estate Investment Trust	25,567
1,136	Weingarten Realty Investors	44,770
		4,297,451
	Recreational Products (0.3%)
3,682	Activision, Inc.*	52,248
426	Arctic Cat, Inc.	9,214
2,358	Atari, Inc.*	1,719
1,319	Brunswick Corp.*	51,731
1,069	Callaway Golf Co.	17,083
4,018	Electronic Arts, Inc.*	228,222
2,220	Hasbro, Inc.	43,756
529	K2 Inc.*	6,237
594	Leapfrog Enterprises, Inc. (Class A)*	6,237
1,372	Marvel Entertainment, Inc.*	26,768
5,088	Mattel, Inc.*	82,324
567	Monaco Coach Corp.	7,893
635	Polaris Industries Inc.	30,417
964	Scientific Games Corp. (Class A)*	36,719
1,186	Take-Two Interactive Software, Inc.*	20,221
559	Thor Industries, Inc.	28,218
964	THQ, Inc.*	24,707
549	Winnebago Industries, Inc.	16,168
334	WMS Industries, Inc.*	10,438
		700,320
	Regional Banks (1.9%)
412	1st Source Corp.	11,404
306	Alabama National BanCorporation	21,077
450	Amcore Financial, Inc.	13,338
4,617	AmSouth Bancorporation	133,616
1,669	Associated Banc-Corp.	56,446
120	BancFirst Corp.	5,220
1,033	BancorpSouth, Inc.	26,476
783	Bank of Hawaii Corp.	42,525
376	BOK Financial Corp.	18,304

444	Boston Private Financial Holdings, Inc.	14,763
322	Capital City Bank Group, Inc.	10,230
612	Cathay General Bancorp, Inc.	23,415
313	Central Pacific Financial Corp.	11,863
507	Chemical Financial Corp.	14,759
759	Chittenden Corp.	20,918
660	Citizens Banking Corp.	17,259
325	City Holding Co.	11,759
666	City National Corp.	48,591
2,010	Colonial BancGroup, Inc. (The)	52,119
2,268	Commerce Bancorp, Inc.	91,491
950	Commerce Bancshares, Inc.	49,638
506	Community Bank System, Inc.	10,388
1,663	Compass Bancshares, Inc.	91,398
273	Corus Bankshares, Inc.	18,275
759	Cullen/Frost Bankers, Inc.	43,931
1,075	CVB Financial Corp.	17,544
762	East West Bancorp, Inc.	30,229
902	F.N.B. Corp.	15,136
6,257	Fifth Third Bancorp	252,908
1,225	First Bancorp (Puerto Rico)	12,985
627	First Charter Corp.	14,904
94	First Citizens BancShares, Inc. (Class A)	17,979
1,118	First Commonwealth Financial Corp.	14,959
309	First Community Bancorp	17,922
803	First Financial Bancorp	12,872
402	First Financial Bankshares, Inc.	14,942
264	First Financial Corp. (Indiana)	8,115
1,672	First Horizon National Corp.	70,926
361	First Merchants Corp.	8,996
774	First Midwest Bancorp, Inc.	27,887
426	First Republic Bank	18,540
1,123	FirstMerit Corp.	27,615
509	Flagstar Bancorp	8,144
465	Frontier Financial Corp.	15,498
2,302	Fulton Financial Corp.	37,868
588	Glacier Bancorp, Inc.	17,852
825	Greater Bay Bancorp	22,787
394	Hancock Holding Co.	19,602
512	Harleysville National Corp.	10,158
285	Independent Bank Corp.- Massachusetts	9,069
683	International Bancshares Corp.	19,541
291	Irwin Financial Corp.	5,343
1,097	M&T Bank Corp.	130,982
369	Main Street Banks, Inc.	10,435
2,556	Marshall & Ilsley Corp.	116,850
1,617	Mercantile Bankshares Corp.	60,767
457	Mid-State Bancshares	12,709
348	Midwest Banc Holdings, Inc.	8,164
676	National Penn Bancshares, Inc.	13,344
536	NBT Bancorp, Inc.	11,690
5,900	North Fork Bancorporation, Inc.	177,767
2,558	Northern Trust Corp.	150,641
992	Old National Bancorp	20,475
416	Oriental Financial Group, Inc.	5,437
619	Pacific Capital Bancorp	20,761
190	Park National Corp.	19,057

370	Prosperity Bancshares, Inc.	12,062
543	Provident Bankshares Corp.	18,875
528	R&G Financial Corp. (Class B) (Puerto Rico)	5,507
1,272	Republic Bancorp Inc.	14,590
380	S & T Bancorp, Inc.	13,494
283	Sandy Spring Bancorp, Inc.	10,044
94	Santander BanCorp. (Puerto Rico)	2,190
1,566	Sky Financial Group, Inc.	40,481
1,143	South Financial Group, Inc. (The)	31,010
366	Sterling Bancorp	7,649
863	Sterling Bancshares, Inc.	14,291
516	Sterling Financial Corp.	10,759
215	Suffolk Bancorp	6,568
776	Susquehanna Bancshares, Inc.	18,523
509	SVB Financial Group*	25,842
3,394	Synovus Financial Corp.	95,032
1,781	TCF Financial Corp.	47,838
818	Texas Regional Bancshares, Inc. (Class A)	23,452
1,283	Trustco Bank Corp. of New York	14,844
837	Trustmark Corp.	26,290
24,153	U.S. Bancorp	759,370
1,309	UCBH Holdings, Inc.	23,156
270	UMB Financial Corp.	18,333
704	Umpqua Holdings Corp.	18,586
591	United Bankshares, Inc.	21,560
625	United Community Banks, Inc.	18,513
1,630	Valley National Bancorp	42,445
391	WesBanco, Inc.	12,133
456	Westamerica Bancorporation	23,320
902	Whitney Holding Corp.	32,075
988	Wilmington Trust Corp.	43,768
364	Wintrust Financial Corp.	18,837
1,389	Zions Bancorporation	115,329
		3,955,369
	Restaurants (0.9%)
1,164	Applebee’s International, Inc.	27,016
580	Bob Evans Farms, Inc.	16,750
1,193	Brinker International, Inc.	46,718
670	CBRL Group, Inc.	27,276
655	CEC Entertainment, Inc.*	22,991
1,139	Cheesecake Factory, Inc. (The)*	35,947
1,124	CKE Restaurants, Inc.*	17,793
1,880	Darden Restaurants, Inc.*	74,448
419	IHOP Corp.	20,078
503	Jack in the Box Inc.*	21,025
1,124	Krispy Kreme Doughnuts, Inc.*	9,599
287	Landry’s Restaurants, Inc.	10,180
405	Lone Star Steakhouse & Saloon, Inc.	11,040
16,854	McDonald’s Corp.*	582,643
1,046	Osi Restaurant Partners Inc.	44,664
397	P.F. Chang’s China Bistro, Inc.*	16,916
419	Panera Bread Co. (Class A)*	31,081
396	Papa John’s International, Inc.*	13,234
557	RARE Hospitality International, Inc.*	17,334
297	Red Robin Gourmet Burgers Inc.*	13,353
900	Ruby Tuesday, Inc.	26,793
685	Ryan’s Restaurant Group Inc.*	9,172

848	Sonic Corp.*	28,756
10,219	Starbucks Corp.*	380,862
528	The Steak n Shake Co.*	10,090
545	Triarc Companies, Inc. (Class B)	9,003
1,563	Wendy’s International, Inc.	96,562
3,741	Yum! Brands, Inc.	193,335
		1,814,659
	Savings Banks (0.8%)
355	Anchor Bancorp Wisconsin, Inc.	10,359
1,487	Astoria Financial Corp.	46,573
1,335	Bank Mutual Corp.	15,126
763	BankAtlantic Bancorp, Inc. (Class A)	11,384
578	BankUnited Financial Corp.	17,739
1,013	Brookline Bancorp, Inc.	14,992
376	Capitol Federal Financial	12,671
70	Charter Financial Corp.	2,634
828	Dime Community Bancshares	11,733
400	Downey Financial Corp.	28,712
439	Fidelity Bankshares, Inc.	14,145
1,577	First Niagara Financial Group, Inc.	22,078
270	Firstfed Financial Corp.*	16,980
4,055	Golden West Financial Corp.	291,433
350	Harbor Florida Bancshares, Inc.	13,146
7,947	Hudson City Bancorp, Inc.	106,569
1,061	Independence Community Bank Corp.	44,562
480	MAF Bancorp, Inc.	21,302
470	MB Financial, Inc.	16,629
984	Net.B@nk, Inc.	6,888
3,255	New York Community Bancorp, Inc.	56,019
1,638	Newalliance Bancshares Inc.	23,653
221	Northwest Bancorp, Inc.	5,507
852	People’s Bank	27,903
484	PFF Bancorp, Inc.	16,587
589	Provident Financial Services, Inc.	10,749
4,984	Sovereign Bancorp, Inc.	110,495
475	Sterling Financial Corp.*	15,271
2,177	W. Holding Co., Inc. (Puerto Rico)	16,306
1,268	Washington Federal, Inc.	30,331
13,041	Washington Mutual, Inc.	587,627
787	Webster Financial Corp.	36,950
		1,663,053
	Semiconductors (2.5%)
487	Actel Corp.*	7,826
5,883	Advanced Micro Devices, Inc.*	190,315
2,647	Agere Systems Inc.*	41,611
4,818	Altera Corp.*	105,225
584	Amis Holdings, Inc.*	6,021
4,878	Analog Devices, Inc.	184,974
5,948	Applied Micro Circuits Corp.*	21,829
6,135	Atmel Corp.*	32,147
5,505	Broadcom Corp. (Class A)*	226,311
1,650	Cirrus Logic, Inc.*	15,593
6,350	Conexant Systems, Inc.*	22,479
1,917	Cypress Semiconductor Corp.*	32,896
564	DSP Group, Inc.*	15,251
755	ESS Technology, Inc.*	2,393
788	Exar Corp.*	11,418

1,713	Fairchild Semiconductor Corp. (Class A)*	35,408
5,428	Freescale Semiconductor Inc. (Class B)*	171,905
617	Genesis Microchip, Inc.*	9,699
2,720	Integrated Device Technology, Inc.*	41,398
546	Integrated Silicon Solution, Inc.*	3,609
78,229	Intel Corp.	1,563,015
1,072	International Rectifier Corp.*	48,454
2,105	Intersil Corp. (Class A)	62,329
1,719	Lattice Semiconductor Corp.*	11,431
4,067	Linear Technology Corp.	144,379
5,156	LSI Logic Corp.*	54,911
2,959	Marvell Technology Group, Ltd. (Bermuda)*	168,929
4,324	Maxim Integrated Products, Inc.	152,464
1,255	Micrel, Inc.*	16,114
2,828	Microchip Technology Inc.	105,371
8,144	Micron Technology, Inc.*	138,204
910	Microsemi Corp.*	24,861
2,122	Mindspeed Technologies Inc.*	7,385
4,488	National Semiconductor Corp.	134,550
4,284	NVIDIA Corp.*	125,178
1,766	ON Semiconductor Corp.*	12,662
871	Pixelworks, Inc.*	3,440
2,835	PMC - Sierra, Inc.*	35,239
508	Power Integrations, Inc.*	10,754
1,278	Rambus Inc.*	49,625
3,599	RF Micro Devices, Inc.*	33,471
1,430	Semtech Corp.*	26,813
655	Sigmatel Corp.*	4,382
1,378	Silicon Image, Inc.*	14,056
564	Silicon Laboratories Inc.*	26,288
1,853	Silicon Storage Technology, Inc.*	8,468
2,506	Skyworks Solutions, Inc.*	17,918
328	Standard Microsystems Corp.*	7,642
21,516	Texas Instruments Inc.	746,820
2,740	Transmeta Corp.*	5,727
2,257	TriQuint Semiconductor, Inc.*	12,256
5,650	Vitesse Semiconductor Corp.*	10,396
4,610	Xilinx, Inc.	127,559
793	Zoran Corp.*	21,760
		5,111,159
	Services to the Health Industry (0.5%)
262	Advisory Board Co. (The)*	14,703
621	Albany Molecular Research, Inc.*	6,210
828	Cerner Corp.*	32,830
899	Covance, Inc.*	52,457
789	Dendrite International, Inc.*	9,807
890	Eclipsys Corp.*	19,598
3,778	Emdeon Corp.*	43,107
964	eResearch Technology, Inc.*	10,922
1,637	Express Scripts, Inc.*	127,915
3,158	IMS Health Inc.	85,834
1,807	Laboratory Corp. of America Holdings*	103,180
4,073	Medco Health Solutions Inc.*	216,806
825	Odyssey Healthcare, Inc.*	14,347
1,583	Omnicare, Inc.	89,772
501	PAREXEL International Corp.*	14,785
746	Per-Se Technologies, Inc.*	20,851

1,414	Pharmaceutical Product Development, Inc.	50,720
2,038	Quest Diagnostics Inc.	113,578
603	Stericycle, Inc.*	39,702
374	Verso Technologies Inc.	430
306	VistaCare, Inc. (Class A)*	4,657
		1,072,211
	Specialty Insurance (0.4%)
1,389	Ambac Financial Group, Inc.	114,398
1,557	Assurant, Inc.	75,001
256	CNA Surety Corp.*	4,605
2,131	Fidelity National Financial, Inc.	89,459
418	Fidelity National Title Group, Inc. (Class A)	9,054
1,123	First American Financial Corp.	47,840
318	LandAmerica Financial Group, Inc.	22,063
100	Markel Corp.*	34,925
1,784	MBIA Inc.	106,380
1,251	MGIC Investment Corp.	88,446
1,274	PMI Group, Inc. (The)	58,795
482	Proassurance Corp.*	24,283
1,110	Radian Group, Inc.	69,619
349	Stewart Information Services Corp.	15,077
279	Triad Guaranty, Inc.*	15,211
		775,156
	Specialty Stores (0.8%)
376	Ac Moore Arts & Crafts, Inc.*	7,012
1,426	Advance Auto Parts, Inc.*	57,354
249	Asbury Automotive Group Inc.*	4,798
2,617	AutoNation, Inc.*	58,935
718	AutoZone, Inc.*	67,212
772	Barnes & Noble, Inc.	34,802
3,928	Bed Bath & Beyond Inc.*	150,639
685	Bombay Co., Inc. (The)*	2,000
1,047	Borders Group, Inc.	24,709
1,424	CarMax Inc.*	50,281
1,200	Claire’s Stores, Inc.	42,264
445	Cost Plus, Inc.*	7,832
1,037	CSK Auto Corp.*	13,325
622	Dick’s Sporting Goods, Inc.*	26,217
295	Group 1 Automotive, Inc.*	16,101
413	Guitar Center, Inc.*	22,203
428	Haverty Furniture Companies, Inc.	6,463
675	Hibbett Sporting Goods, Inc.*	20,459
450	Jo-Ann Stores, Inc.*	5,517
1,787	Michaels Stores, Inc.	67,602
4,091	Office Depot, Inc.*	166,013
928	OfficeMax Inc.	35,914
1,495	O’Reilly Automotive, Inc.*	50,651
1,052	Pep Boys-Manny Moe & Jack	15,643
283	PETCO Animal Supplies, Inc.*	6,198
1,902	PETsMART, Inc.	52,609
1,279	Pier 1 Imports, Inc.	15,438
635	Regis Corp.	22,269
1,237	Rent-A-Center, Inc.*	34,166
295	Sharper Image Corp.*	4,437
673	Sonic Automotive, Inc.	18,184
9,726	Staples, Inc.	256,864
1,943	Tiffany & Co.	67,791

466	Tractor Supply Co.*	30,192
457	Tuesday Morning Corp.	8,660
347	United Auto Group, Inc.	14,678
388	West Marine, Inc.*	5,735
1,265	Williams-Sonoma, Inc.*	52,966
935	Zale Corp.*	23,048
		1,567,181
	Specialty Telecommunications (0.3%)
5,476	American Tower Corp. (Class A)*	186,951
790	Broadwing Corporation*	10,973
1,666	CenturyTel, Inc.	62,808
4,452	Citizens Communications Co.	59,123
364	Commonwealth Telephone Enterprises, Inc.	12,078
4,403	Covad Communications Group, Inc. *	11,052
2,838	Crown Castle International Corp.*	95,499
1,093	General Communication, Inc. (Class A)*	13,116
939	MasTec, Inc.*	11,578
1,056	Premiere Global Services Inc.*	8,247
20,217	Qwest Communications International, Inc.*	135,656
284	SureWest Communications	6,390
957	Time Warner Telecom Inc. (Class A)*	16,049
379	West Corp.*	17,555
		647,075
	Steel (0.3%)
1,410	AK Steel Holding Corp.*	21,023
1,138	Allegheny Technologies Inc.	78,909
250	Carpenter Technology Corp.	29,738
412	Chaparral Steel Co.*	26,005
316	Cleveland-Cliffs, Inc.	27,046
1,910	Nucor Corp.	207,846
706	Quanex Corp.	30,189
404	Reliance Steel & Aluminum Co.	35,936
319	Schnitzer Steel Industries, Inc.	12,546
650	Steel Dynamics, Inc.	40,586
1,472	United States Steel Corp.	100,832
1,167	Worthington Industries, Inc.	23,048
		633,704
	Telecommunication Equipment (1.6%)
1,572	ADC Telecommunications, Inc.*	35,197
833	ADTRAN, Inc.	20,942
2,486	Andrew Corp.*	26,302
1,462	Arris Group, Inc.*	17,325
1,030	At Road, Inc.*	5,789
2,492	Avanex Corp.*	5,707
708	C-COR Inc.*	5,791
8,165	CIENA Corp.*	33,395
1,022	CommScope, Inc.*	33,777
408	Comtech Telecommunications Corp.*	11,608
2,523	Comverse Technology, Inc.*	57,146
20,265	Corning, Inc.*	559,922
605	Ditech Communications Corp.*	5,699
729	Garmin Ltd. (Cayman Islands)	62,956
1,180	Harmonic, Inc.*	6,313
1,816	Harris Corp.	84,571
878	InterDigital Communications Corp.*	22,231
488	Inter-Tel, Inc.	11,195
668	Intervoice, Inc.*	4,803

59,133	Lucent Technologies Inc.*	164,981
33,121	Motorola, Inc.	707,133
442	Oplink Communications Inc.*	8,522
853	Plantronics, Inc.	31,988
1,426	Polycom, Inc.*	31,372
1,407	Powerwave Technologies, Inc.*	15,688
21,885	QUALCOMM, Inc.	1,123,576
4,721	Sonus Networks, Inc.*	23,463
357	SpectraLink Corp.	4,259
1,620	Stratex Network, Inc.*	10,222
3,373	Sycamore Networks, Inc.*	15,853
1,033	Tekelec*	14,751
5,462	Tellabs, Inc.*	86,573
1,454	Terayon Communication Systems, Inc.*	2,668
769	Trimble Navigation Ltd.*	36,435
512	ViaSat, Inc.*	15,427
961	Westell Technologies, Inc. (Class A)*	3,815
		3,307,395
	Textiles (0.0%)
539	Albany International Corp. (Class A)	21,075

	Tobacco (1.1%)
27,538	Altria Group, Inc.	2,014,680
1,037	Loews Corp.- Carolina Group	53,136
1,099	Reynolds American, Inc.	120,505
461	Universal Corp.	17,550
2,170	UST, Inc.	95,328
359	Vector Group Ltd.	6,462
		2,307,661
	Tools/Hardware (0.1%)
1,048	Black & Decker Corp.	98,103
739	Briggs & Stratton Corp.	24,934
767	Snap-On, Inc.	31,831
1,122	Stanley Works (The)	58,625
620	Toro Co. (The)	30,659
		244,152
	Trucking (0.1%)
369	Arkansas Best Corp.	15,837
818	Heartland Express, Inc.	19,886
1,707	Hunt (J.B.) Tansport Services, Inc.	40,678
1,056	Knight Transportation, Inc.	20,624
829	Landstar System, Inc.	35,224
706	Old Dominion Freight Line, Inc.*	22,733
945	Swift Transportation Co., Inc.*	28,303
977	Werner Enterprises, Inc.	18,739
800	YRC Worldwide Inc.	33,600
		235,624
	Trucks/Construction/Farm Machinery (0.8%)
1,295	AGCO Corp.*	30,653
8,921	Caterpillar Inc.	675,677
480	Cummins Inc.	50,160
3,126	Deere & Co.	274,400
919	Federal Signal Corp.	17,213
1,462	JLG Industries, Inc.	41,930
1,614	Joy Global Inc.	106,024
770	Manitowoc Co., Inc.	38,184
128	NACCO Industries, Inc. (Class A)	20,621

890	Navistar International Corp.*	23,478
974	OshKosh Truck Corp.	59,609
2,229	PACCAR, Inc.	160,332
558	Stewart & Stevenson Services, Inc.	19,569
669	Terex Corp.*	57,902
612	Trinity Industries, Inc.	38,862
504	Wabash National Corp.	9,122
848	Wabtec Corp.	30,977
		1,654,713
	Water Utilities (0.0%)
1,755	Aqua America Inc.	41,945
331	California Water Service Group	14,071
1,208	Nalco Holding Co.	22,771
		78,787
	Wholesale Distributors (0.2%)
555	Applied Industries Technologies, Inc.	23,060
2,338	Genuine Parts Co.	102,054
1,033	Grainger (W.W.), Inc.	79,458
485	Handleman Co.	4,142
657	MSC Industrial Direct Co., Inc. (Class A)	34,072
366	School Specialty, Inc.*	13,311
774	SCP Pool Corp.	36,161
453	United Stationers, Inc.*	24,303
629	WESCO International, Inc.*	47,175
		363,736
	Wireless Telecommunications (0.2%)
472	Centennial Communications Corp. (Class A)*	3,219
2,170	Dobson Communications Corp. (Class A)*	19,530
1,987	Nextel Partners, Inc. (Class A)*	56,312
1,796	NII Holdings, Inc. (Class B)*	107,580
694	Price Communications Corp.*	12,048
1,156	SBA Communications Corp.*	29,039
1,186	Suncom Wireless Holdings Inc. (Class A)	2,135
1,362	Telephone & Data Systems, Inc.	53,390
301	United States Cellular Corp.*	18,782
		302,035
	TOTAL COMMON STOCKS
	(Cost $154,972,357)	197,790,745

	WARRANTS (0.0%)
	Aerospace & Defense (0.0%)
452	TIMCO Aviation Services, Inc. (expire 12/31/07)*	0

	Internet Retail (0.0%)
488	Expedia Inc. (expire 02/04/09)*	4,024
488	IAC/InterActiveCorp (expire 02/04/09)*	7,174
		11,198
	TOTAL WARRANTS
	(Cost $4,569)	11,198

PRINCIPAL AMOUNT IN THOUSANDS
SHORT-TERM INVESTMENT (3.1%)

	REPURCHASE AGREEMENT
$6,404	Joint repurchase agreement account 4.775% due 05/01/06
	(dated 04/28/06; proceeds $6,406,548) (b)
	(Cost $6,404,000)		6,404,000

	TOTAL INVESTMENTS
	(Cost $161,380,926) (c)(d)	100.0%	204,205,943
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(7,923)
	NET ASSETS	100.0%	$204,198,020

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is segregated in connection with open futures contracts in the amount of $270,450.
(a)

Securities with total market values equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $5,980,233 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $71,088,189 and the aggregate gross unrealized depreciation is $28,263,172, resulting in net unrealized appreciation of $42,825,017.

Futures Contracts Open at April 30, 2006:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

45	Long	S&P 500 E-Mini Index	$ 2,960,775	$ 6,975
		June 2006
36	Long	Russell 2000 E-Mini Index	2,767,680	111,694
		June 2006
2	Long	S&P 500 Index	657,950	16,840
		June 2006

		Total Unrealized Appreciation		$ 135,509

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 20, 2006

/s/ Francis Smith

Francis Smith

Principal Financial Officer

June 20, 2006